Annual Report

as of January 31, 2001

Evergreen

Money Market Funds

Evergreen Funds℠
SINCE 1932

MUTUAL FUND SERVICE AWARD 2000

Table of Contents

Letter to Shareholders	1

Evergreen Florida Municipal Money Market Fund
Fund at a Glance	2

Evergreen Money Market Fund
Fund at a Glance	3

Evergreen Municipal Money Market Fund
Fund at a Glance	4

Evergreen New Jersey Municipal Money Market Fund
Fund at a Glance	5

Evergreen Pennsylvania Municipal Money Market Fund
Fund at a Glance	6

Evergreen Treasury Money Market Fund
Fund at a Glance	7

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $80 billion in assets under management.

We offer over 80 mutual funds to choose among and acclaimed service and operations capabilities, giving investors a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

Evergreen Distributor,Inc.

Evergreen FundsSM is a service mark of Evergreen Investment Services,Inc.

Letter to Shareholders

March 2001

 William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Money Market Funds annual report, which covers the twelve-month period ended January 31, 2001.

A Challenging Environment for Investors

During the final half of 2000, stocks continued to suffer as growth in the stock market dramatically slowed. Investors watched as the Federal Reserve Board acted to stem inflation by raising interest rates. While growth in areas such as technology, communications and biotechnology stocks reigned supreme in the beginning of 2000, they underwent a volatile environment during the last six months of the year.

In the first part of the period, the Federal Reserve Board responded aggressively by increasing interest rates several times during the final six months of 2000, resulting in the highest Fed funds rate since May 1995. More recently, in an effort to stimulate the sluggish economy, the Federal Reserve Board reversed course and decreased interest rates twice in January 2001. The movements of the Federal Reserve Board are being closely monitored and we believe there may be more interest rate decreases to follow in the coming months.

Despite the recent volatility, the threat of inflation and the Federal Reserve’s response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve Board will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets and believe there is a valuable lesson to be learned from the market volatility of the last six months: remaining focused on your goals and ensuring that your investments are suitable for your specific needs.

The Value of Diversification

An environment like this year’s offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. Diversification provides exposure to many different opportunities while reducing the risk of any single investment or strategy. We encourage you to talk to your financial advisor to confirm that your investment portfolio is appropriately diversified and structured to support your long-term investment objectives. Please visit us online at evergreen-funds.com, for more information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor’s expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

EVERGREEN
Florida Municipal Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
         (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 10/26/1998	Class A	Class S	Class Y
Class Inception Date	10/26/1998	6/30/2000	12/29/1998

Average Annual Returns

1 year	3.48%	3.30%	3.79%

Since Portfolio Inception	3.03%	2.95%	3.32%

7-day annualized yield	3.73%	3.43%	4.03%

30-day annualized yield	2.66%	2.36%	2.98%

12-month distributions per share**	$0.034	$0.019	$0.037

*  The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

** For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$190,635,745
Average Maturity:	20 days

EVERGREEN
Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
         (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class.Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C and S prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, C and S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The yield will fluctuate and there can be no guarantee that the Fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 11/2/1987	Class A	Class B	Class C	Class S	Class Y
Class Inception Date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	11/2/1987

Average Annual Returns

1 year with sales charge	n/a	0.11%	3.11%	n/a	n/a

1 year w/o sales charge	5.84%	5.11%	5.11%	5.78%	6.15%

5 years	5.06%	3.99%	4.65%	5.30%	5.38%

10 years	4.78%	4.33%	4.60%	4.93%	4.96%

Maximum Sales Charge	n/a	5.00%	2.00%	n/a	n/a
		CDSC	CDSC

7-day annualized yield	5.47%	4.77%	4.77%	5.17%	5.77%

30-day annualized yield	5.63%	4.93%	4.94%	5.34%	5.93%

12-month distributions per share**	$0.057	$0.050	$0.050	$0.033	$0.060

* Adjusted for maximum applicable sales charge. The yield quotation more closely reflects the earnings of the Fund than the total return calculation.

** For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$15,097,273,980
Average Maturity:	43 days

EVERGREEN
Municipal Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
            (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A and S have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 11/2/1988	Class A	Class S	Class Y
Class Inception Date	1/5/1995	6/30/2000	11/2/1988

Average Annual Returns

1 year	3.69%	3.63%	4.00%

5 years	3.18%	3.42%	3.49%

10 years	3.24%	3.39%	3.43%

7-day annualized yield	4.16%	3.86%	4.45%

30-day annualized yield	2.87%	2.57%	3.17%

12-month distributions per share**	$0.036	$0.020	$0.039

*  The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

** For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$1,211,991,443
Average Maturity:	12 days

EVERGREEN
New Jersey Municipal Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
        (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholdersinvesting in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and Y prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and Y have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 10/26/1998	Class A	Class S	Class Y
Class Inception Date	10/26/1998	6/30/2000	4/5/1999

Average Annual Returns

1 year	3.45%	3.27%	3.76%

Since Portfolio Inception	2.96%	2.88%	3.21%

7-day annualized yield	3.67%	3.37%	3.97%

30-day annualized yield	2.61%	2.31%	2.91%

Distributions per share for the period**	$0.034	$0.018	$0.037

*  The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

** For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$133,888,570
Average Maturity:	64 days

EVERGREEN
Pennsylvania Municipal Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
        (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class A. Had the expense not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

The Fund’s yield will fluctuate, and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 8/15/1991	Class A	Class S	Class Y
Class Inception Date	8/22/1995	6/30/2000	8/15/199

Average Annual Returns

1 year	3.66%	3.45%	3.82%

5 years	3.13%	3.16%	3.23%

Since Portfolio Inception	3.04%	3.06%	3.09%

7-day annualized yield	3.88%	3.43%	4.02%

30-day annualized yield	2.81%	2.36%	2.96%

12-month distributions per share**	$0.036	$0.019	$0.038

* The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

**For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$229,707,907
Average Maturity:	41 days

EVERGREEN
Treasury Money Market Fund
Fund at a Glance as of January 31, 2001

PORTFOLIO COMPOSITION
            (based on 1/31/2001 portfolio assets)

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in load, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class Y. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Class Y shares are only offered to persons who owned Class Y shares of an Evergreen Fund on or before 12/31/1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor’s affiliates).

The Fund’s investment objective is non-fundamental and may be changed without the vote of the Fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the Fund’s portfolio and not to the Fund’s shares.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The yield will fluctuate and there can be no guarantee that the Fund will achieve its objective.

All data is as of January 31, 2001 and subject to change.

PERFORMANCE AND RETURNS* [1]
Portfolio Inception Date: 3/6/1991	Class A	Class S	Class Y
Class Inception Date	3/6/1991	6/30/2000	3/6/1991

Average Annual Returns

1 year	5.65%	5.45%	5.97%

5 years	4.89%	4.86%	5.21%

Since Portfolio Inception	4.50%	4.48%	4.81%

7-day annualized yield	5.36%	5.07%	5.66%

30-day annualized yield	5.36%	5.07%	5.67%

12-month distributions per share**	$0.055	$0.032	$0.058

*The yield quotation more closely reflects the earnings of the Fund than the total return quotation.

**For Class S, the distributions are for the period from its inception on June 30, 2000 through January 31, 2001.

7 - DAY ANNUALIZED YIELD

Total Net Assets:	$3,910,080,285
Average Maturity:	5 days

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2001	2000	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00

Total return	3.48%	2.69%	0.69%

Ratios and supplemental data

Net assets, end of period (millions)	$ 28	$ 140	$ 84

Ratios to average net assets
Expenses ‡	0.85%	0.84%	0.93%†

Net investment income	3.39%	2.77%	2.66%†

Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$ 1.00

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$ 1.00

Total return	1.87%

Ratios and supplemental data

Net assets, end of period (millions)	$ 163

Ratios to average net assets
Expenses ‡	1.16%†

Net investment income	3.08%†

	Year Ended January 31,
	2001	2000	1999 (c)

CLASS Y SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00

Net investment income	0.04	0.03	0	††

Distributions to shareholders from

Net investment income	(0.04)	(0.03)	0	††

Net asset value, end of period	$ 1.00	$ 1.00	$1.00

Total return	3.79%	3.01%	0.26%

Ratios and supplemental data

Net assets, end of period (millions)	$ 0	$ 0	$ 0

Ratios to average net assets
Expenses ‡	0.55%	0.54%	0.65	%†

Net investment income	3.69%	3.07%	2.98	%†

(a)	For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
(c)	For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.84%	4.68%	4.90%	2.08%	4.95%	5.05%

Ratios and supplemental data

Net assets, end of period (millions)	$2,302	$8,931	$5,210	$2,910	$2,803	$1,755

Ratios to average net assets
Expenses‡	0.84%	0.83%	0.85%	0.89%†	0.79%	0.75%

Net investment income	5.54%	4.63%	4.78%	4.91%†	4.87%	4.86%

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS B SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.05	0.04	0.04	0.02	0.04	0.04

Distributions to shareholders from

Net investment income	(0.05)	(0.04)	(0.04)	(0.02)	(0.04)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	5.11%	3.95%	4.18%	1.78%	4.22%	4.31%

Ratios and supplemental data

Net assets, end of period (millions)	$ 52	$ 67	$ 65	$ 25	$ 23	$ 10

Ratios to average net assets
Expenses‡	1.54%	1.53%	1.55%	1.59%†	1.49%	1.45%

Net investment income	4.95%	3.89%	4.09%	4.22%†	4.16%	4.18%

(a)	For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,				Year Ended August 31, 1997 (b)
	2001	2000	1999	1998 (a)

CLASS C SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.05	0.04	0.04	0.02	0	††

Distributions to shareholders from

Net investment income	(0.05)	(0.04)	(0.04)	(0.02)	0	††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	5.11%	3.95%	4.18%	1.78%	0.37%

Ratios and supplemental data

Net assets, end of period (millions)	$ 9	$ 6	$ 5	$ 2	$ 5

Ratios to average net assets
Expenses‡	1.55%	1.54%	1.55%	1.59%†	1.67	%†

Net investment income	4.99%	3.95%	4.09%	4.20%†	4.42	%†

Year Ended January 31, 2001 (c)

CLASS S SHARES

Net asset value, beginning of period	$ 1.00

Net investment income	0.03

Distributions to shareholders from

Net investment income	(0.03)

Net asset value, end of period	$ 1.00

Total return	3.33%

Ratios and supplemental data

Net assets, end of period (millions)	$10,771

Ratios to average net assets
Expenses‡	1.15%†

Net investment income	5.56%†

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Net investment income	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return	6.15%	4.99%	5.21%	2.21%	5.27%	5.36%

Ratios and supplemental data

Net assets, end of period (millions)	$1,964	$1,908	$1,745	$610	$635	$671

Ratios to average net assets
Expenses‡	0.54%	0.53%	0.55%	0.59%†	0.48%	0.45%

Net investment income	5.97%	4.89%	5.07%	5.22%†	5.13%	5.16%

(a)	For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b)	For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
(c)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
*	Excluding applicable sales charges.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.
††	Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998(a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.04	0.03	0.03	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.69%	2.90%	3.07%	1.34%	3.13%	3.22%

Ratios and supplemental data

Net assets, end of period (millions)	$126	$708	$737	$672	$667	$661

Ratios to average net assets
Expenses‡	0.86%	0.86%	0.87%	0.88%†	0.83%	0.79%

Net investment income	3.59%	2.84%	3.02%	3.18%†	3.09%	3.14%

Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$1.00

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	1.99%

Ratios and supplemental data

Net assets, end of period (millions)	$574

Ratios to average net assets
Expenses‡	1.16%†

Net investment income	3.31%†

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.04	0.03	0.03	0.01	0.03	0.03

Distributions to shareholders from

Net investment income	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	4.00%	3.21%	3.38%	1.47%	3.44%	3.53%

Ratios and supplemental data

Net assets, end of period (millions)	$512	$591	$540	$386	$378	$617

Ratios to average net assets
Expenses‡	0.56%	0.56%	0.57%	0.58%†	0.53%	0.49%

Net investment income	3.89%	3.15%	3.30%	3.46%†	3.37%	3.44%

(a)	For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

(b)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2001	2000	1999 (a)

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	3.45%	2.59%	0.66%

Ratios and supplemental data

Net assets, end of period (millions)	$ 34	$111	$ 95

Ratios to average net assets
Expenses‡	0.82%	0.84%	0.85%†

Net investment income	3.38%	2.57%	2.46%†

Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$1.00

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	1.84%

Ratios and supplemental data

Net assets, end of period (millions)	$ 98

Ratios to average net assets
Expenses‡	1.14%†

Net investment income	3.07%†

	Year Ended January 31,
	2001	2000 (c)

CLASS Y SHARES

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.04	0.02

Distributions to shareholders from

Net investment income	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	3.76%	2.47%

Ratios and supplemental data

Net assets, end of period (millions)	$ 2	$ 2

Ratios to average net assets
Expenses‡	0.53%	0.52%†

Net investment income	3.69%	3.06%†

(a)	For the period October 26, 1998 (commencement of class operations) to January 31, 1999.
(b)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
(c)	For the period April 3, 1999 (commencement of class operations) to January 31, 2000.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,				Year Ended August 31,		Year Ended February 29, 1996 (c)
	2001	2000	1999	1998 (a)	1997	1996 (b)

CLASS A SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.04	0.03	0.03	0.01	0.03	0.01	0.02

Distributions to shareholders from

Net investment income	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.66%	2.90%	2.96%	1.34%	3.05%	1.49%	1.72%

Ratios and supplemental data

Net assets, end of period (millions)	$ 19	$125	$ 96	$ 37	$ 36	$ 22	$ 4

Ratios to average net assets
Expenses‡	0.65%	0.60%	0.61%	0.61%†	0.60%	0.55%†	0.47%†

Net investment income	3.59%	2.87%	2.90%	3.15%†	3.01%	2.97%†	3.14%†

Year Ended January 31, 2001 (d)

CLASS S SHARES

Net asset value, beginning of period	$1.00

Net investment income	0.02

Distributions to shareholders from

Net investment income	(0.02)

Net asset value, end of period	$1.00

Total return	1.89%

Ratios and supplemental data

Net assets, end of period (millions)	$140

Ratios to average net assets
Expenses‡	1.09%†

Net investment income	3.17%†

	Year Ended January 31,				Year Ended August 31,		Year Ended February 29, 1996
	2001	2000	1999	1998 (a)	1997	1996 (b)

CLASS Y SHARES

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.04	0.03	0.03	0.01	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.82%	3.00%	3.07%	1.38%	3.15%	1.51%	3.55%

Ratios and supplemental data

Net assets, end of period (millions)	$ 71	$ 62	$ 40	$ 33	$ 32	$ 48	$ 83

Ratios to average net assets
Expenses‡	0.49%	0.50%	0.52%	0.51%†	0.50%	0.50%†	0.37%

Net investment income	3.73%	2.98%	3.02%	3.26%†	3.10%	2.92%†	3.42%

(a)	For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b)	For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c)	For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
(d)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS A SHARES

Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.06	0.04	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.06)	(0.04)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	5.65%	4.38%	4.75%	2.07%	4.82%	4.98%

Ratios and supplemental data

Net assets, end of period (millions)	$743	$2,828	$3,366	$2,616	$2,485	$2,608

Ratios to average net assets
Expenses‡	0.73%	0.74%	0.73%	0.73%†	0.72%	0.69%

Net investment income	5.27%	4.28%	4.63%	4.89%†	4.73%	4.76%

Year Ended January 31, 2001 (b)

CLASS S SHARES

Net asset value, beginning of period	$ 1.00

Net investment income	0.03

Distributions to shareholders from

Net investment income	(0.03)

Net asset value, end of period	$ 1.00

Total return	3.24%

Ratios and supplemental data

Net assets, end of period (millions)	$2,135

Ratios to average net assets
Expenses‡	1.04%†

Net investment income	5.50%†

	Year Ended January 31,				Year Ended August 31,
	2001	2000	1999	1998 (a)	1997	1996

CLASS Y SHARES

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Net investment income	0.06	0.05	0.05	0.02	0.05	0.05

Distributions to shareholders from

Net investment income	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return	5.97%	4.69%	5.07%	2.20%	5.14%	5.29%

Ratios and supplemental data

Net assets, end of period (millions)	$1,032	$1,034	$1,045	$572	$547	$760

Ratios to average net assets
Expenses‡	0.43%	0.44%	0.43%	0.43%†	0.42%	0.39%

Net investment income	5.78%	4.58%	4.89%	5.19%†	5.02%	5.12%

(a)	For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b)	For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
†	Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 99.5%

Airport – 6.0%
Broward Cnty., FL Arpt. Sys. RB, 4.73%, VRDN	$ 2,400,000	$ 2,400,000
Greater Orlando Aviation Auth. RB, 4.20%, 3/23/2001	4,000,000	4,000,000
Lee Cnty., FL Arpt. RB, ABN AMRO Munitops Trust, 4.11%, VRDN	5,000,000	5,000,000

		11,400,000

Community Development District – 2.3%
Kansas City, MO IDRB, 4.73%, VRDN	2,410,000	2,410,000
Miami-Dade Cnty., FL IDA RB, Futurama Proj., (LOC: SouthTrust Bank, NA), 4.68%, VRDN	1,525,000	1,525,000
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America, NA), 4.85%, VRDN	485,000	485,000

		4,420,000

Continuing Care Retirement Community – 10.5%
Bay Cnty., FL RB, 4.63%, VRDN	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Proj., (LOC: Bank of America, NA), 4.70%, VRDN	12,145,000	12,145,000

		20,030,000

Education – 5.6%
Florida Board of Ed. RB, Capital Outlay, Eagle Trust Certificate, 144A, (LOC: Citibank, NA), 4.58%, VRDN	6,100,000	6,100,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (LOC: Bank of America, NA & Insd. by MBIA), 4.63%, VRDN	4,590,000	4,590,000

		10,690,000

General Obligation – Local – 1.3%
East Orange, NJ TAN, Ser. B, 5.95%, VRDN	2,500,000	2,505,663

Hospital – 11.2%
Halifax, FL Med. Ctr. TAN, (LOC: Bank of America, NA), 4.50%, 3/15/2001	3,000,000	3,000,993
Miami Beach, FL Hlth. Facs. Auth. RB, 4.73%, VRDN	1,000,000	1,000,000
Orange Cnty., FL Hlth. Facs. Auth. RB, MSTR Ser. SAK 11, (LOC: Bank of New York, NA & Insd. by MBIA), 4.15%, VRDN	6,835,000	6,835,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 321, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 4.70%, VRDN	10,440,000	10,440,000

		21,275,993

Housing – 18.5%
Brevard Cnty., FL HFA RB, 4.50%, VRDN	2,200,000	2,200,000
Eagle Tax Exempt Trust COP, 4.70%, VRDN	1,100,000	1,100,000
Florida HFA MHRB, Buchanan Bay Townhomes, (LOC: Chase Manhattan Bank, NA), 4.20%, VRDN	4,000,000	4,000,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Hawaii HFA & Dev. Corp. RB:
4.15%, VRDN	$ 3,500,000	$ 3,500,000
4.85%, VRDN	3,400,000	3,400,000
Miami-Dade Cnty., FL HFA MHRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 4.83%, VRDN	6,590,000	6,590,000
Orange Cnty., FL Hsg. Fin. Auth. MHRB, Oakwood, Ser. E, (LOC: FleetBank, NA), 4.55%, 10/1/2001	3,000,000	3,000,000
Palm Beach Cnty., FL HFA RB, 4.78%, VRDN	7,830,000	7,830,000
Palm Beach Cnty., FL SFHRB, Ser. A-2, (Insd. by FNMA & GNMA), 4.65%, 5/1/2001	3,750,000	3,750,000

		35,370,000

Industrial Development Revenue – 20.1%
Ashdown, AR IDA RB, 4.70%, 11/1/2001	505,000	505,000
Bastrop, LA IDA RB, 5.15%, 4/15/2001	1,210,000	1,210,000
Broward Cnty., FL IDRB, 4.85%, VRDN	1,400,000	1,400,000
Dade Cnty., FL IDA RB:
FL Convalescent Assoc. Proj., Ser. 1986, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 4.15%, VRDN	2,200,000	2,200,000
Jay W. Lotspeich Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 5.30%, VRDN	150,000	150,000
Quipp, Inc. Proj., (LOC: Bank of America, NA), 4.85%, VRDN	850,000	850,000
Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj., (LOC: AmSouth Bank, NA), 4.68%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDRB, Suncoast Bakeries, Inc., Ser. A-1, (LOC: SunTrust Banks, NA), 4.70%, VRDN	910,000	910,000
Hernando Cnty., FL IDRB, Moore McCormack Resources, (LOC: Societe Generale Bank, SA), 4.581%, VRDN	5,750,000	5,750,000
Hillsborough Cnty., FL IDRB:
Berry Packaging, Inc., (LOC: Bank of America, NA), 4.85%, VRDN	1,795,000	1,795,000
Serigraphic Arts, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 5.30%, VRDN	350,000	350,000
Jacksonville, FL Econ. Dev. Commission IDRB, Crown Products Co., Inc., (LOC: SunTrust Banks, NA), 4.70%, VRDN	1,300,000	1,300,000
Jacksonville, FL EDA RB, Hartley Press Inc., Ser. A, 4.85%, VRDN	4,200,000	4,200,000
Jacksonville, FL IDRB, Univ. of FL Hlth. Science Ctr., (LOC: Bank of America, NA), 4.75%, VRDN	900,000	900,000
Lincoln Cnty., Idaho IDRB, Ser. A, 4.70%, VRDN	2,000,000	2,000,000
Pasco Cnty., FL IDRB, Pacific Med. Inc. Proj., (LOC: Bank of America, NA), 4.85%, VRDN	2,200,000	2,200,000
Polk Cnty., FL IDA IDRB, Sun Orchard, FL, Inc. Proj., (LOC: BankOne, NA), 4.75%, VRDN	2,780,000	2,780,000
Riviera Beach, FL IDRB, 4.85%, VRDN	2,900,000	2,900,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Industrial Development Revenue – continued
Sheboygan, WI IDRB, 4.78%, VRDN	$ 1,800,000	$ 1,800,000
St. John’s Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank, NA), 4.78%, VRDN	1,665,000	1,665,000

		38,365,000

Lease – 2.5%
Koch Floating Rate Trust Certificate, Ser. 1, Ser. 1, 4.83%, VRDN	4,678,948	4,678,948

Miscellaneous Revenue – 7.9%
Clipper Tax Exempt COP, Ser. 1999-2, 4.83%, VRDN	1,478,000	1,478,000
Clipper, FL Tax Exempt COP:
Ser. 2000-3, Class A, (LOC: State Street Bank, NA & Insd. by MBIA), 4.78%, VRDN	3,857,000	3,857,000
Ser. 2000-1, Class A, (LOC: State Street Bank, NA & Insd. by FSA), 4.78%, VRDN	3,071,000	3,071,000
Laurel Club COP, 4.85%, VRDN	6,700,000	6,700,000

		15,106,000

Resource Recovery – 1.8%
Delaware EDA IDRB, 4.18%, VRDN	3,500,000	3,500,000

Utility – 6.3%
City of Jacksonville, FL RB, Ser. 94, 2.20%, VRDN	5,810,000	5,810,000
Maricopa Cnty., AZ IDA RB, Ser. 1988, 6.00%, 2/5/2001	1,215,000	1,215,000
Trimble Cnty., KY PCRB, 5.00%, 2/16/2001	5,000,000	5,000,000

		12,025,000

Water & Sewer – 5.5%
Florida Governmental Util. Auth. RB, 4.73%, VRDN	3,700,000	3,700,000
Niceville, FL Wtr. & Swr. RB, Ser. B, (LOC: Bank of America, NA & Insd. by AMBAC), 4.58%, VRDN	1,700,000	1,700,000
Putnam Cnty., FL Dev. Auth. PCRB, 4.15%, 3/15/2001	5,000,000	5,000,000

		10,400,000

Total Investments – (cost $189,766,604) – 99.5%		189,766,604
Other Assets and Liabilities – 0.5%		869,141

Net Assets – 100.0%		$190,635,745

See Combined Notes to Schedules of Investments.

EVERGREEN
Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

COMMERCIAL PAPER – 53.6%

Asset Backed – 38.0%
Apreco, Inc. 6.55%, 2/13/2001	$100,000,000	$ 99,781,667
ASAP Funding Ltd.:
5.70%, 2/27/2001	41,761,000	41,589,084
6.00%, 2/2/2001	50,000,000	49,991,666
6.02%, 2/1/2001	90,000,000	90,000,000
6.03%, 2/1/2001	59,410,000	59,410,000
6.05%, 2/1/2001	175,000,000	175,000,000
6.58%, 3/2/2001	25,000,000	24,867,486
6.60%, 2/27/2001	31,820,000	31,668,325
6.61%, 2/1/2001	35,000,000	35,000,000
Asset One Securitization LLC:
5.60%, 2/27/2001	38,443,000	38,287,519
5.84%, 2/8/2001	50,246,000	50,188,943
5.85%, 2/9/2001	37,000,000	36,951,900
5.85%, 2/14/2001	28,337,000	28,277,138
5.87%, 2/12/2001	68,000,000	67,878,034
5.89%, 2/16/2001	96,056,000	95,820,263
5.92%, 2/16/2001	70,000,000	69,827,334
6.00%, 2/9/2001	100,000,000	99,866,667
Atlantic Asset Securitization Corp.:
5.55%, 2/26/2001	46,176,000	45,998,030
5.60%, 2/26/2001	86,690,000	86,352,872
5.80%, 3/15/2001	80,927,000	80,379,394
5.90%, 2/20/2001	113,807,000	113,452,618
Barton Capital Corp.:
5.89%, 2/6/2001	46,672,000	46,633,820
5.92%, 2/5/2001	100,000,000	99,934,222
Bavaria Universal Funding:
5.81%, 2/8/2001	65,000,000	64,926,568
5.82%, 2/9/2001	46,216,000	46,156,227
5.88%, 2/20/2001	112,000,000	111,652,427
5.98%, 2/1/2001	46,605,000	46,605,000
Brahms Funding Corp. 5.95%, 2/14/2001	100,000,000	99,785,139
Check Point Charlie, Inc.:
5.90%, 2/2/2001	65,410,000	65,399,280
6.52%, 3/2/2001	79,100,000	78,684,549
6.60%, 2/9/2001	54,350,000	54,270,287
Compass Security 5.83%, 2/9/2001	50,000,000	49,935,222
Concord Minutemen Capital Corp.:
5.60%, 2/23/2001	66,000,000	65,774,133
5.87%, 2/12/2001	150,000,000	149,730,959
5.87%, 2/13/2001	100,528,000	100,331,300

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

COMMERCIAL PAPER – continued

Asset Backed – continued
Countrywide Funding Corp.:
5.58%, 2/23/2001	$ 75,000,000	$ 74,744,250
5.92%, 2/16/2001	100,000,000	99,753,333
Crown Point Capital Co.:
6.48%, 3/21/2001	59,232,000	58,720,235
6.50%, 3/19/2001	72,803,000	72,198,331
6.57%, 2/8/2001	75,000,000	74,904,187
6.58%, 2/9/2001	51,776,000	51,700,292
DaimlerChrysler:
6.02%, 2/5/2001	150,000,000	149,899,666
6.15%, 2/27/2001	50,000,000	49,777,917
Eiffel Funding LLC
6.45%, 2/12/2001	40,000,000	39,921,167
Four Winds Funding Corp.:
5.53%, 2/23/2001	100,000,000	99,662,056
6.55%, 2/1/2001	100,000,000	100,000,000
Halogen Capital Co.:
5.80%, 2/14/2001	100,000,000	99,790,556
5.95%, 2/14/2001	152,610,000	152,282,100
6.55%, 2/16/2001	54,171,000	54,023,158
Insured Asset
5.85%, 2/8/2001	50,000,000	49,943,125
Lake Front Co.:
5.62%, 3/8/2001	80,796,000	80,354,540
5.70%, 3/14/2001	48,977,000	48,659,058
5.80%, 3/8/2001	50,370,000	50,085,969
Lyon Short Term Funding Corp.:
5.63%, 2/20/2001	35,720,000	35,613,862
5.86%, 2/12/2001	45,502,000	45,420,526
6.48%, 2/9/2001	20,795,000	20,765,055
MPF, Ltd.:
5.83%, 2/27/2001	65,000,000	64,726,314
6.00%, 2/1/2001	80,000,000	80,000,000
6.05%, 2/7/2001	125,500,000	125,373,454
6.48%, 2/8/2001	67,640,000	67,554,774
6.57%, 2/9/2001	70,400,000	70,297,216
6.59%, 2/15/2001	61,115,000	60,958,376
Old Line Funding Corp., (LOC: Dai-Ichi Kangyo Bank, Ltd.)
5.87%, 2/1/2001	76,099,000	76,099,000
Park Avenue Recreation Corp.:
(LOC: Chase Manhattan Bank), 5.83%, 2/7/2001	56,766,000	56,710,842
(LOC: Chase Manhattan Bank), 5.93%, 2/8/2001	51,676,000	51,616,415
Sheffield Receivables Corp.:
5.80%, 2/14/2001	72,000,000	71,849,200
5.98%, 2/6/2001	91,700,000	91,623,838

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

COMMERCIAL PAPER – continued

Asset Backed – continued
Special Purpose Accounts Receivable Co.:
5.85%, 2/9/2001	$ 50,000,000	$ 49,935,000
5.92%, 2/2/2001	50,000,000	49,991,778
Three Pillars Funding Corp.:
5.70%, 2/27/2001	56,554,000	56,321,186
5.90%, 2/20/2001	120,196,000	119,821,723
5.92%, 2/16/2001	104,326,000	104,068,663
Transamerica Finance Corp. 6.97%, 3/18/2001	135,000,000	135,000,000
Trident Capital Finance, Inc.:
5.90%, 2/15/2001	100,000,000	99,770,556
5.95%, 2/2/2001	150,000,000	149,975,208
WCP Funding, Inc.:
5.85%, 2/13/2001	75,000,000	74,853,750
6.54%, 2/23/2001	70,000,000	69,720,233

		5,734,894,982

Banks – 2.4%
Citibank Credit Card:
5.83%, 2/8/2001	50,000,000	49,943,320
5.86%, 2/7/2001	100,000,000	99,902,333
5.96%, 2/2/2001	50,000,000	49,991,722
Discover Card 5.93%, 2/15/2001	75,000,000	74,827,042
Suntrust Banks Inc. 5.93%, 2/8/2001	80,000,000	79,907,755

		354,572,172

Diversified Financials – 10.1%
Broadway Capital Corp. 5.97%, 2/16/2001	50,000,000	49,875,625
Lexington Parker Capital Corp.:
5.95%, 2/2/2001	95,351,000	95,335,241
6.16%, 2/1/2001	100,000,000	100,000,000
Montauk Funding Corp.:
5.52%, 2/20/2001	99,000,000	98,711,580
5.98%, 2/2/2001	150,000,000	149,975,083
Monumental Life Insurance 6.68%, 3/1/2001	20,000,000	20,000,000
New York Life Funding 6.48%, 4/1/2001	100,000,000	100,000,000
Tannehill Capital Co.:
5.82%, 2/22/2001	115,097,000	114,706,245
6.48%, 3/21/2001	50,000,000	49,568,000
6.54%, 3/21/2001	100,000,000	99,128,000
6.55%, 3/19/2001	50,000,000	49,581,528
Unilever Capital Corp. 6.71%, 3/7/2001	150,000,000	150,000,000
Westways Funding Corp.:
5.85%, 2/12/2001	45,150,000	45,069,294
5.94%, 2/9/2001	63,723,000	63,638,886

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

COMMERCIAL PAPER – continued

Diversified Financials – continued
Westways Funding Corp.: – continued
6.00%, 2/8/2001	$ 94,637,000	$ 94,526,590
6.57%, 2/16/2001	58,536,000	58,375,758
Westways Funding Corp. I 5.55%, 3/21/2001	100,000,000	99,260,000
Westways Funding Corp. II 5.57%, 3/9/2001	90,000,000	89,498,700

		1,527,250,530

Diversified Telecommunication Services – 3.1%
AT&T Corp.:
7.09%, 7/13/2001	100,000,000	100,000,000
7.27%, 6/14/2001	125,000,000	125,000,000
MCI WorldCom, Inc. 6.79%, 2/6/2001	50,000,000	50,000,000
Vodafone Airtouch Plc:
5.90%, 2/6/2001	150,000,000	149,877,083
6.00%, 2/2/2001	50,000,000	49,991,667

		474,868,750

Total Commercial Paper (cost $8,091,586,434)		8,091,586,434

CORPORATE BONDS – 42.7%

Asset Backed – 8.6%
Asset Backed Capital Finance Co.:
5.70%, 2/6/2001	80,000,000	79,994,827
5.71%, 2/6/2001	75,000,000	75,000,000
6.08%, 2/1/2001	100,000,000	99,990,440
6.66%, 2/20/2001	100,000,000	100,000,479
6.83%, 2/27/2001	75,000,000	75,000,000
7.36%, 5/15/2001	150,000,000	150,000,000
Belford US Capital Co. LLC 6.61%, 3/15/2001	50,000,000	50,000,000
Beta Finance, Inc. 6.15%, 2/1/2001	100,000,000	100,000,000
CC USA Inc.:
5.71%, 2/6/2001	200,000,000	200,000,000
6.15%, 2/1/2001	100,000,000	100,000,000
DaimlerChrysler North America Holding 6.79%, 2/8/2001	100,000,000	100,000,000
Sinking Fund Tarns LLC 5.84%, 2/1/2001	15,000,000	15,000,000
Strategic Money Market Trust 6.58%, 3/13/2001	50,000,000	50,000,000
Syndicated Loan Funding:
6.89%, 11/13/2001	50,000,000	50,000,000
7.31%, 6/15/2001	50,000,000	50,000,000

		1,294,985,746

Brokers – 9.7%
Bear Stearns Co., Inc.:
6.17%, 2/1/2001	100,000,000	100,000,000
6.75%, 2/5/2001	75,000,000	75,004,005
6.79%, 2/26/2001	50,000,000	50,000,000

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

CORPORATE BONDS – continued

Brokers – continued
Bear Stearns Co., Inc.: – continued
6.86%, 2/4/2001	$ 40,000,000	$ 40,002,953
6.97%, 2/5/2001	30,000,000	30,000,428
7.12%, 8/21/2001	135,000,000	135,000,000
Beta Finance, Inc. 6.66%, 2/5/2001	100,000,000	100,000,000
Donaldson Lufkin, & Jenrette, Inc.:
5.71%, 2/6/2001	75,000,000	75,000,000
6.91%, 2/27/2001	50,000,000	50,000,000
7.04%, 9/18/2001	50,000,000	50,000,000
7.35%, 7/9/2001	100,000,000	100,000,000
7.60%, 6/22/2001	25,000,000	25,000,000
Lehman Brothers Holdings, Inc.:
5.87%, 2/22/2001	200,000,000	200,000,000
5.91%, 2/23/2001	60,000,000	60,000,000
6.07%, 2/27/2001	67,000,000	67,013,035
6.375%, 3/15/2001	56,145,000	56,117,605
6.79%, 2/1/2001	82,000,000	82,030,767
Morgan Stanley Dean Witter, Inc. 5.91%, 2/15/2001	125,000,000	125,000,000
Paine Webber Group, Inc., MTN 7.54%, 6/18/2001	49,000,000	49,000,000

		1,469,168,793

Banks – 5.4%
Bank One Corp., MTN 6.86%, 2/5/2001	75,000,000	75,000,591
BankAmerica NA, MTN 6.71%, 3/19/2001	50,000,000	50,000,000
FCC National Bank Wilmington, DE 5.15%, 2/5/2001	25,000,000	24,995,912
Fleet National Bank 6.54%, 2/3/2001	45,000,000	45,000,000
Key Bank NA:
6.04%, 4/16/2001	100,000,000	99,976,673
6.13%, 2/1/2001	100,000,000	99,986,269
M&I Marshall & Ilsley Bank 6.75%, 12/3/2001	125,000,000	125,000,000
National Bank Commerce Memphis, TN FRN 5.90%, 2/19/2001	50,000,000	49,993,274
National City Bank 6.11%, 2/1/2001	150,000,000	149,977,151
U.S. Bank National Association 6.72%, 2/8/2001	100,000,000	99,998,855

		819,928,725

Diversified Financials – 16.1%
Anchor National Life 5.66%, 4/24/2001	100,000,000	100,000,000
Associates Corp. 6.44%, 3/29/2001	100,000,000	100,000,000
Caterpillar Financial Services:
5.23%, 3/1/2001	34,000,000	33,964,379
5.92%, 4/7/2001	50,000,000	50,000,000
CIT Group, Inc.:
5.59%, 4/17/2001	100,000,000	99,956,417
5.82%, 4/18/2001	100,000,000	100,000,000
6.05%, 6/12/2001	113,500,000	113,199,897

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

CORPORATE BONDS – continued

Diversified Financials – continued
Countrywide Funding Corp.:
MTN 6.04%, 2/14/2001	$125,000,000	$ 125,000,000
MTN 6.90%, 10/2/2001	150,000,000	150,000,000
MTN 7.25%, 5/8/2001	100,000,000	99,992,636
Dorada Finance, Inc.:
5.82%, 2/1/2001	70,000,000	70,000,000
6.08%, 4/25/2001	100,000,000	100,000,000
Ford Motor Credit Co.:
5.85%, 4/16/2001	35,000,000	35,111,041
6.875%, 6/5/2001	47,000,000	46,947,964
GMAC:
MTN 5.40%, 2/26/2001	25,000,000	24,978,922
MTN 5.70%, 4/30/2001	50,000,000	50,025,624
MTN 6.92%, 3/19/2001	56,600,000	56,824,862
Goldman Sachs Group LP, MTN 5.80%, 2/15/2001	30,000,000	30,071,050
Heller Financial, Inc.:
MTN 5.48%, 2/5/2001	15,390,000	15,387,796
MTN 6.25%, 3/1/2001	24,000,000	23,988,532
MTN 7.01%, 2/2/2001	40,000,000	40,000,241
Household Finance Corp. 5.92%, 2/16/2001	175,000,000	175,000,000
John Deere Capital Corp.:
MTN 6.75%, 3/7/2001	73,250,000	73,250,000
MTN 7.14%, 6/20/2001	25,000,000	24,995,525
Morgan Stanley Dean Witter, Inc. 6.67%, 3/12/2001	20,000,000	20,000,000
Northern Rock Plc 6.87%, 4/20/2001	150,000,000	150,000,000
RACERS FRN:
5.78%, 4/26/2001	40,000,000	39,998,128
5.91%, 2/15/2001 144A	150,000,000	150,000,000
Sigma Finance:
5.84%, 2/1/2001	100,000,000	99,985,425
6.09%, VRDN	75,000,000	75,000,000
Volkswagon Credit, Inc. 6.81%, 10/12/2001	150,000,000	149,998,024

		2,423,676,463

Diversified Telecommunication Services – 1.9%
Vodafone Airtouch Plc:
6.62%, 3/20/2001	100,000,000	100,000,000
6.74%, 3/21/2001 144A	185,150,000	185,353,577

		285,353,577

Food Products – 1.0%
Heinz H. J. Co. 6.82%, 11/15/2001 144A	150,000,000	150,000,000

Total Corporate Bonds (cost $6,443,113,304)		6,443,113,304

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

FUNDING AGREEMENTS – 2.1%
Allstate Life Ins. Co., 6.91%, 3/15/2001 144A	$ 50,000,000	$ 50,000,000
Jackson National Life Ins. Co.:
7.29%, 6/29/2001 144A	50,000,000	50,000,000
7.30%, 7/20/2001 144A	100,000,000	100,000,000
Monumental Life Ins. Co.:
6.73%, 4/2/2001 144A	30,000,000	30,000,000
6.75%, 4/2/2001 144A	90,000,000	90,000,000

Total Funding Agreements (cost $320,000,000)		320,000,000

MUNICIPAL OBLIGATIONS – 0.4%

Industrial Development Revenue – 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers Inc., Ser. B-1, (LOC: BankAmerica, NA), 5.79%, VRDN	15,900,000	15,900,000

Miscellaneous Revenue – 0.3%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: BankAmerica, NA), 5.79%, VRDN	41,830,000	41,830,000

Total Municipal Obligations (cost $57,730,000)		57,730,000

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.3%
FHLB 6.70%, 11/21/2001 (cost $48,000,000)	48,000,000	48,000,000

	Shares

MUTUAL FUND SHARES – 0.0%
Federated Prime Value Obligation Fund (cost $284,709)	284,709	284,709

	Principal Amount

SHORT-TERM INVESTMENTS – 0.3%

Repurchase Agreement – 0.3%
Societe Generale 5.68% dated 1/31/2001 maturing 2/1/2001, maturity value $52,091,325 (cost $52,083,107) #	$ 52,083,107	52,083,107

Total Investments – (cost $15,012,797,554) – 99.4%		15,012,797,554
Other Assets and Liabilities – 0.6%		84,476,426

Net Assets – 100.0%		$15,097,273,980

See Combined Notes to Schedules of Investments.

EVERGREEN
Municipal Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 98.8%

Airport – 3.2%
Chicago, IL O’Hare Intl. Arpt. RB, Northwest Airlines, Inc., Ser. A, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 5.60%, VRDN	$ 9,000,000	$ 9,000,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 4.78%, VRDN	14,200,000	14,200,000
Indianapolis, IN Arpt. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 4.83%, VRDN	5,000,000	5,000,000
Miami Dade Cnty., FL IDA Arpt. Facs. RB, Flightsafety Proj., Ser. B, (Gtd. by Boeing Corp.) 4.85%, VRDN	10,400,000	10,400,000

		38,600,000

Capital Improvements – 0.9%
Texas Pub. Fin. Auth. Bldg. RB, General Svcs. Commission Proj.,
(Liq.: Citibank, NA & Insd. by AMBAC), 4.73%, VRDN	11,130,000	11,130,000

Community Development District – 1.6%
Birmingham, AL Comml. Dev. Auth. RB, Avondale Commerce Park Phase II, (LOC: AmSouth Bank, NA), 4.83%, VRDN	670,000	670,000
Chattanooga, TN IDRB, Radisson Read House Proj., Ser. 1995, (LOC: Heller Financial, Inc.), 5.58%, VRDN	3,200,000	3,200,000
Colorado Hsg. & Fin. Auth. IDRB, Worldwest LLP Proj., (LOC: Firstar Bank, NA), 4.80%, VRDN	2,500,000	2,500,000
New Jersey EDA RB, East Meadow Corp. Proj., Ser. 1986A, (LOC: Sanwa Bank, Ltd.), 5.00%, VRDN	2,675,000	2,675,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank, NA), 4.78%, VRDN	4,785,000	4,785,000
Salina, KS RB, Salina Central Mall LP:
Dillard’s Proj., (LOC: Bank of America, NA), 4.85%, VRDN	1,105,000	1,105,000
Penney’s Proj., (LOC: Bank of America, NA), 4.85%, VRDN	1,200,000	1,200,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle National Bank), 4.875%, VRDN	1,850,000	1,850,000
St. Louis, MO Planned Indl. Expansion IDRB, Lasalle Proj., (LOC: Firstar Bank, NA), 4.78%, VRDN	1,935,000	1,935,000

		19,920,000

Education – 3.9%
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley Dean Witter, Inc.) 4.73%, VRDN	3,495,000	3,495,000
Maryville, TN Board of Ed. IDRB, Maryville College Proj., Ser. A, (LOC: AmSouth Bank, NA) 4.73%, VRDN	4,200,000	4,200,000
Menomonie, WI Area Sch. Dist. TAN & RAN 5.00%, 9/5/2001	4,500,000	4,510,174
New Caney, TX Independent Sch. Dist. Capital Appreciation Bonds, (Gtd. by Permanent School Fund) 4.65%, 2/15/2001	2,045,000	2,041,484
Northampton Cnty., PA Higher Ed. Auth. RB, Lafayette College, Ser. A, (LOC: Landesbank Hessen-Thuringen) 4.40%, VRDN	7,800,000	7,800,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Education – continued
Oklahoma City, OK IDA RB, OK Christian College, (LOC: Bank of America, NA) 4.75%, VRDN	$ 7,700,000	$ 7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 328, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 4.73%, VRDN	4,450,000	4,450,000
Richfield, MN GO, Independent Sch. Dist. #280, MSTR Ser. 1994-P, (LOC: U.S. Bank, NA & Insd. by FGIC) 4.90%, VRDN 144A	2,510,000	2,510,000
South Carolina Ed. Assistance Auth. RB, Custodial Receipts, Ser. A, (LOC: State Street Bank, NA) 4.90%, 5/31/2001	10,000,000	10,015,575

		46,722,233

General Obligation – Local – 0.7%
East Smoky Hill, CO Metro. Dist. #2 GO, (LOC: U.S. Bank, NA) 4.45%, 12/1/2001	2,000,000	2,000,000
Pittsfield, MA BAN 5.00%, 11/22/2001	6,970,000	6,983,362

		8,983,362

Hospital – 7.2%
Birmingham, AL Spl. Care Facs. RB, Methodist Home for the Aging, (LOC: Colonial Bank, NA) 5.48%, VRDN	6,000,000	6,000,000
Denver, CO City & Cnty. RB, The Children’s Hospital Assn. Proj., (Liq.: Sakura Bank, Ltd. & Insd. by FGIC) 4.50%, VRDN	4,800,000	4,800,000
Illinois Dev. Fin. Auth. RB, Provena Hlth., Ser. B, (LOC: Bank of America, NA & Insd. by MBIA) 4.80%, VRDN	7,300,000	7,300,000
Illinois Hlth. Facs. Auth. RB:
Central Dupage Hlth. Facs., Ser. B, (Liq.: American National Bank & Trust) 4.30%, VRDN	2,000,000	2,000,000
Lake Forest Hosp. Proj., (LOC: Bank One, NA) 4.50%, VRDN	7,000,000	7,000,000
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, (Gtd. by Ascension Health) 4.20%, VRDN	4,700,000	4,700,000
Merrill Lynch, Inc., PFOTER, (Liq: Merrill Lynch & Co., Inc. & Insd. by MBIA) 4.83%, VRDN	11,015,000	11,015,000
Michigan Hosp. Fin. Auth. RB, Mercy Mt. Clemens Corp., Prerefunded 6.00%, 5/15/2001	2,000,000	2,008,161
New York Dormitory Auth. RB, Mental Hlth. Svcs. Facs., Ser. A 6.00%, 2/15/2001	2,000,000	2,001,139
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. 171, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FSA) 4.73%, VRDN	6,175,000	6,175,000
Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan Corp., MSTR, Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc. & Coll. by U.S. Treasury Securities) 4.18%, VRDN 144A	32,100,000	32,100,000
Union Cnty., PA Hosp. RB, (LOC: Fulton Bank) 4.75%, 10/1/2001	2,435,000	2,435,000

		87,534,300

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – 26.7%
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.) 5.25%, VRDN	$ 2,820,000	$ 2,820,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, UTSQA Apts. Proj., (Liq.: Heller Financial, Inc.) 5.58%, VRDN	3,700,000	3,700,000
California Statewide Community Dev. Auth. RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West, NA) 4.75%, VRDN	3,400,000	3,400,000
Clipper FL Tax Exempt Trust COP, Ser. 2000-1, Class A, (LOC: State Street Bank, NA & Insd. by FSA) 4.78%, VRDN	13,485,000	13,485,000
Clipper Tax Exempt Trust COP:
Ser. A, (LOC: State Street Bank, NA & Insd. by GNMA) 4.83%, VRDN	12,285,000	12,285,000
Ser. 1999-3, (LOC: State Street Bank, NA & Insd. by GNMA) 4.83%, VRDN	38,867,000	38,867,000
Colorado Hsg. & Fin. Auth. EDRB, White Wave Proj., Ser. A, (LOC: Key Bank, NA) 4.90%, VRDN	3,135,000	3,135,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank, NA) 4.75%, VRDN	3,235,000	3,235,000
Franklin Cnty., OH MHRB:
(LOC: Fifth Third Bank, NA) 4.65%, 10/1/2001	2,510,000	2,510,000
Blacklist Station Apts., (LOC: Fifth Third Bank, NA) 4.65%, 10/1/2001	900,000	900,000
Galveston, TX Hsg. Fin. Corp. MHRB, Village By The Sea Apartments Proj., Ser. 1993, (LOC: Sumitomo Bank, Ltd.) 6.05%, VRDN	2,695,000	2,695,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Industrial Bank of Japan, Ltd.) 4.85%, VRDN	11,800,000	11,800,000
Ser. B, (LOC: Industrial Bank of Japan, Ltd.) 4.85%, VRDN	9,000,000	9,000,000
Jefferson Cnty., MO IDA MHRB, Lakewood Apts. Proj., (Insd. by AMBAC) 4.55%, VRDN	16,000,000	16,000,000
Laurel Club, FL Certificate Trust COP, Ser. 1996-A, (LOC: Banco Santander, SA) 4.85%, VRDN	11,000,000	11,000,000
Macon, GA Trust Pooled Certificates:
(LOC: Bank of America, NA & Insd. by AMBAC) 4.78%, VRDN	1,980,000	1,980,000
Ser. 1997, (LOC: Bank of America, NA & Insd. by FSA) 4.83%, VRDN	11,415,000	11,415,000
Merrill Lynch, Inc., PFOTER:
PPT-11, (Liq.: Bay Hypotheken-und Vereins) 4.50%, VRDN	15,420,000	15,420,000
(Liq.: Merrill Lynch & Co., Inc. & Insd. by GNMA) 4.78%, VRDN	7,512,000	7,512,000
PPT-8, (Liq.: Credit Suisse First Boston Corp.) 4.83%, VRDN	4,255,000	4,255,000
PPT-9, (LOC: Bayerische Landesbanken) 4.83%, VRDN	4,550,000	4,550,000
PPT-7, (Insd. by AMBAC) 4.93%, VRDN 144A	19,415,000	19,415,000
Miami Beach, FL Hlth. Fac. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.73%, VRDN	30,000,000	30,000,000
Missouri Hsg. Dev. Community Mtge. RB, Trails Garden City Proj., (LOC: SunAmerica Bank, NA) 5.05%, VRDN	8,740,000	8,740,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – continued
Morgan Keegan Municipal Products Trust Receipts:
Ser. 2000-B, (Liq.: Credit Local de France & Coll. by U.S. Treasury Securities) 4.78%, VRDN	$ 4,170,000	$ 4,170,000
Ser. 2001-B, (Liq.: American International Group, Inc.) 4.78%, 2/1/2001	24,175,000	24,175,000
Ser. 2001-C, (Liq.: Credit Local de France & Coll. by U.S. Treasury Securities) 4.78%, 2/1/2001	14,195,000	14,195,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Assoc. Proj., (LOC: Northern Trust) 4.20%, VRDN	2,900,000	2,900,000
New Jersey EDA Assisted Living RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.83%, VRDN	3,700,000	3,700,000
New Mexico Regl. Hsg. Auth. MHRB, Wildewood Apts. Proj., (LOC: Societe Generale Bank, SA) 4.60%, 1/15/2002	2,710,000	2,710,000
Ohio Hsg. Fin. Agcy. MHRB, Pine Crossing Proj., Ser. A, (LOC: Sumitomo Bank, Ltd.) 5.65%, VRDN	3,605,000	3,605,000
Shawnee, KS MHRB, Shawnee Station Apts. Proj., (Liq.: American International Group) 5.00%, 5/1/2001	3,475,000	3,475,000
Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America, NA) 4.85%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (LOC: FHLB of Indianapolis) 4.30%, VRDN	1,945,000	1,945,000
Suffolk, VA Redev. & Hsg. Auth. RB:
Windsor at Fieldstone Proj., Ser. 1985, (LOC: Bank of America, NA) 4.50%, VRDN	1,908,000	1,908,000
Windsor at Potomac Vista Proj., (LOC: Bank of America, NA) 4.50%, VRDN	2,446,000	2,446,000
Tennessee HDA RB, Ser. 281, (Liq.: Morgan Stanley Dean Witter, Inc.) 4.78%, VRDN	2,000,000	2,000,000
Virginia HFA RB, Ser. 2000-301, (Liq.: Morgan Stanley Dean Witter, Inc.) 4.73%, VRDN	4,360,000	4,360,000
West Virginia Hsg. Dev. Fund:
Interim Financing Notes, Ser. 2000-L 4.60%, 4/26/2001	3,930,000	3,930,000
Interim Financing Notes, Ser. K 4.65%, 4/26/2001	4,950,000	4,950,000

		323,588,000

Lease – 8.1%
Arizona ABN AMRO Leasetops Certificates Trust, (LOC: ABN AMRO Bank, NV) 4.33%, VRDN 144A	9,919,461	9,919,461
Chicago, IL GO, ABN AMRO Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle National Bank, NA) 4.31%, VRDN 144A	13,139,986	13,139,986
Georgia Local Govt. COP, Ser. 324, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 4.73%, VRDN	12,670,000	12,670,000
IBM Tax Exempt Grantor Trust PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.73%, VRDN	3,480,000	3,480,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Lease – continued
Koch Fin. Corp. PFOTER, Ser. 1, (LOC: State Street Bank, NA & Insd. by AMBAC) 4.83%, VRDN	$ 37,729,686	$ 37,729,686
Pitney Bowes Credit Corp. Leasetop Trusts:
Ser. 1998-2, (Liq.: Pitney Bowes Credit Corp. & Insd. by AMBAC) 4.31%, VRDN 144A	10,644,923	10,644,923
Ser. 1999-2, (Liq.: Pitney Bowes Credit Corp. & Insd. by AMBAC) 4.36%, VRDN	2,574,937	2,574,937
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank, NA) 4.83%, VRDN	8,000,000	8,000,000

		98,158,993

Manufacturing – 22.7%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus Bank & Trust Co.) 4.90%, VRDN	3,080,000	3,080,000
Anderson, IN Ltd. Obl. RB, Anderson Tool & Engineering Proj., (LOC: Key Bank, NA) 4.80%, VRDN	600,000	600,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.) 5.48%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.) 5.50%, VRDN	2,000,000	2,000,000
Birmingham, AL IDB, Diamond Displays Proj., (LOC: Regions Bank, NA) 4.73%, VRDN	2,300,000	2,300,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. B, (LOC: Bank of America, NA) 5.00%, VRDN	1,500,000	1,500,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank, NA) 4.83%, VRDN	1,900,000	1,900,000
Butler Cnty., PA IDRB, Mine Safety Appliance Co., Ser. 1992-A, (LOC: Sanwa Bank, Ltd.) 4.78%, VRDN	3,000,000	3,000,000
Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj., (LOC: Industrial Bank of Japan, Ltd.) 5.30%, VRDN	1,000,000	1,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle National Bank, NA) 4.30%, VRDN	2,440,000	2,440,000
Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.78%, VRDN	12,495,000	12,495,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.) 4.78%, VRDN	3,310,000	3,310,000
Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989, (LOC: Bank of America, NA) 4.30%, VRDN	3,000,000	3,000,000
Dodge City, KS IDRB, Farmland National Beef Proj., (LOC: U.S. Bank, NA) 4.70%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus Bank & Trust Co.) 4.80%, VRDN	9,500,000	9,500,000
Elk Cnty., PA IDRB, Stackpole Corp. Proj., Ser. 1989, (LOC: FleetBank, NA) 4.70%, VRDN	500,000	500,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank, NA) 5.00%, VRDN	$ 3,295,000	$ 3,295,000
Eutaw, AL IDB RB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank, NA) 4.78%, VRDN	8,000,000	8,000,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (LOC: Bank of Tokyo- Mitsubishi, Ltd.) 5.00%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank, NA) 4.78%, VRDN	1,050,000	1,050,000
Florence, AL IDRB, Die Tech, Inc., Proj., (LOC: SouthTrust Bank, NA) 4.83%, VRDN	1,215,000	1,215,000
Greenwood, IN EDA RB, Hutchinson-Hayes Separators Proj., (LOC: Citibank, NA) 4.75%, VRDN	1,640,000	1,640,000
Guntersville, AL IDRB, KSG Realty, Inc., Proj., (LOC: National Bank of Canada) 4.83%, VRDN	900,000	900,000
Gwinnett, Cnty., GA IDRB, Variable Color Image, Inc. Proj., (LOC: SouthTrust Bank, NA) 4.73%, VRDN	4,100,000	4,100,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank, NA) 4.83%, VRDN	1,870,000	1,870,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America, NA) 4.75%, VRDN	3,000,000	3,000,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank, NA) 4.73%, VRDN	5,000,000	5,000,000
Zeon Chemical Proj., (LOC: Industrial Bank of Japan, Ltd.) 5.70%, VRDN	8,000,000	8,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank, NA) 4.20%, VRDN	1,500,000	1,500,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank, NA) 4.80%, VRDN	2,331,000	2,331,000
Houston Cnty., GA IDRB, Diversified Machining Services Co., (LOC: Columbus Bank & Trust Co.) 4.80%, VRDN	3,745,000	3,745,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank, NA) 4.75%, VRDN	1,985,000	1,985,000
Huntsville, AL IDRB, (LOC: National City Bank, NA) 4.70%, VRDN	2,140,000	2,140,000
Illinois EDRB, MTI Corp. Proj., (LOC: Industrial Bank of Japan, Ltd.) 6.00%, VRDN	3,500,000	3,500,000
Illinois IDRB, Blue Ridge Farms Proj., (LOC: HSBC Holdings Plc) 5.00%, VRDN	4,350,000	4,350,000
Kanawha, Cnty., WV CDA RB, McJunkin Corp. Proj., Ser. 1991, (LOC: Bank of America, NA) 5.15%, VRDN	1,585,000	1,585,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank, NA) 4.90%, VRDN	2,200,000	2,200,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank, NA) 4.70%, VRDN	4,070,000	4,070,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Madison, IN IDRB, Century Tube Corp. Proj., (LOC: Bank of Tokyo- Mitsubishi, Ltd.) 5.50%, VRDN	$ 1,440,000	$ 1,440,000
Mangonia Park, FL IDRB, Production Truss & Fabrication Proj., (LOC: SouthTrust Bank, NA) 4.73%, VRDN	2,300,000	2,300,000
Manitowoc, WI IDRB:
Etrutech Plastics, Inc. Proj., (LOC: Associated Bank, NA) 5.00%, VRDN	3,480,000	3,480,000
Kaufman Enterprises, Inc. Proj., (LOC: Associated Bank, NA) 5.00%, VRDN	1,500,000	1,500,000
Manitowoc Tool & Machining Co. Proj., (LOC: Associated Bank, NA) 5.00%, VRDN	3,000,000	3,000,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank, NA) 4.80%, VRDN	2,450,000	2,450,000
Massachusetts Indl. Fin. Auth., IDRB:
225 Bodwell Proj., (LOC: Citizen’s Bank, NA) 4.70%, VRDN	3,400,000	3,400,000
October Co., Inc. Proj., (LOC: FleetBank, NA) 4.70%, VRDN	2,100,000	2,100,000
Sterling Realty Trust Proj., (LOC: FleetBank, NA) 4.70%, VRDN	2,400,000	2,400,000
McDuffie Cnty., GA Dev. Auth. Waste Disp. RB, Temple-Inland Forest Products, (Gtd. by Temple-Inland, Inc.) 4.65%, 2/16/2001	1,900,000	1,900,000
Miami Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., (Gtd. by British Aerospace) 4.85%, VRDN	8,000,000	8,000,000
Michigan Jobs Dev. Auth., PCRB, Mazda Motor Manufacturing USA Corp., (LOC: Sumitomo Bank, Ltd.) 6.00%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.) 5.53%, VRDN	6,000,000	6,000,000
Mississippi Business Fin. Corp. IDRB, Nitek Metal Svcs., Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.) 5.50%, VRDN	3,000,000	3,000,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (LOC: Societe Generale Bank, SA) 4.88%, VRDN	3,950,000	3,950,000
Mobile Cnty., AL IDRB, Sherman International Corp., Ser. 1994-A, (LOC: Columbus Bank & Trust Co.) 4.90%, VRDN	2,005,000	2,005,000
Morristown, TN IDB RB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank, NA) 4.70%, VRDN	2,500,000	2,500,000
Nashville & Davidson Cnty. (Metro. Govt. of), TN IDRB, Wellington IV Assn. Proj., (LOC: U.S. Bank, NA) 4.90%, VRDN	700,000	700,000
New Castle Cnty., DE EDRB, Toys ’R Us, Inc. Proj., (LOC: Deutsche Bank, AG) 2.10%, VRDN	2,480,000	2,480,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizen’s Bank, NA) 4.75%, VRDN	3,300,000	3,300,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank, NA) 4.78%, VRDN	3,300,000	3,300,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America, NA) 4.70%, VRDN	2,100,000	2,100,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank, NA) 4.25%, VRDN	$ 2,800,000	$ 2,800,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (LOC: Sanwa Bank, Ltd.) 5.73%, VRDN	1,000,000	1,000,000
Pierce Cnty., WA Economic Dev. Corp. IDRB, Northwest Banking Proj., (LOC: U.S. Bank, NA) 4.20%, 2/7/2001	1,700,000	1,700,000
Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj., Ser. 1985, (LOC: Industrial Bank of Japan, Ltd.) 6.00%, VRDN	6,000,000	6,000,000
Rhode Island IDRB, Handy & Harman Elec. Proj., (LOC: Citibank, NA) 4.20%, VRDN	5,000,000	5,000,000
Smyth Cnty., VA IDA RB, Summit Products Proj., (LOC: Fifth Third Bank, NA) 4.75%, VRDN	2,200,000	2,200,000
South Carolina Jobs EDA RB:
B.F. Shaw, Inc. Proj., (LOC: Firstar Bank, NA) 4.80%, VRDN	4,000,000	4,000,000
Lorraine Linens Proj., (LOC: SouthTrust Bank, NA) 4.73%, VRDN	4,300,000	4,300,000
Matt Stone of SC, Inc. Proj., (LOC: Bank of America, NA) 4.85%, VRDN	5,500,000	5,500,000
PFOTER, Ser. 434, (Liq.: Merrill Lynch & Co., Inc.) 4.40%, 6/14/2001	9,995,000	9,995,000
PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 5.03%, VRDN	2,200,000	2,200,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.) 5.58%, VRDN	2,700,000	2,700,000
South Carolina MHRB, Martins Creek Proj., (Liq.: GE Capital Corp.) 5.13%, VRDN	11,000,000	11,000,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank, NA) 4.78%, VRDN	2,000,000	2,000,000
St. Mary’s, OH IDRB, Setex, Inc. Proj., (LOC: Industrial Bank of Japan, Ltd.) 5.70%, VRDN	3,900,000	3,900,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, (LOC: U.S. Bank, NA) 5.00%, VRDN	2,000,000	2,000,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank, NA) 4.80%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Industrial Services Proj., (LOC: SouthTrust Bank, NA) 4.73%, VRDN	1,500,000	1,500,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (LOC: Sumitomo Bank, Ltd.) 5.25%, VRDN	4,500,000	4,500,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.) 5.48%, VRDN	1,600,000	1,600,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank, NA) 4.40%, VRDN	3,280,000	3,280,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Manufacturing – continued
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank, NA) 4.75%, VRDN	$ 1,375,000	$ 1,375,000
Ser. B, (LOC: Crestar Bank, NA) 4.75%, VRDN	1,110,000	1,110,000
Winder Barrow, GA Indl. Bldg. Auth. RB, Esoteric Audio USA, Inc. Proj., (LOC: Southtrust Bank, NA) 4.73%, VRDN	2,250,000	2,250,000

		275,116,000

Miscellaneous Revenue – 3.7%
Clipper Tax Exempt Trust COP, Ser. 1999-2, (LOC: State Street Bank, NA) 4.83%, VRDN	34,366,000	34,366,000
Massachusetts Indl. Fin. Auth., IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank, NA) 4.70%, VRDN	700,000	700,000
Merrill Lynch, Inc., PFOTER, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FHA) 4.78%, VRDN	10,270,000	10,270,000

		45,336,000

Port Authority – 1.2%
Chicago, IL IDRB, Federal Marine Terminal, Inc., (LOC: LaSalle National Bank, NA) 4.35%, VRDN	4,200,000	4,200,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank, NA & Insd. by AMBAC) 4.73%, VRDN	7,500,000	7,500,000
Seattle (Port of), WA Passenger Facs. RB, Ser. 299, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by AMBAC) 4.83%, VRDN	2,300,000	2,300,000

		14,000,000

Power – 1.3%
Berkeley Cnty., SC Exempt Facility, Amoco Chemical Co. Proj., (Gtd. by BP Amoco Oil Co.) 4.40%, VRDN	3,700,000	3,700,000
Gulf Coast, TX Wst. Disposal Auth. RB, BP Amoco Oil Co. Proj., (Gtd. by BP Amoco Oil Co.) 4.40%, VRDN	9,500,000	9,500,000
Magnolia, AR IDRB, American Fuel Cell Proj., (LOC: Credit Commerce de France) 5.05%, VRDN	2,855,000	2,855,000

		16,055,000

Recreation – 0.2%
Sault Ste. Marie, MI Tribe Bldg. Auth. RB, Ser. 1996A, (LOC: National City Bank, NA) 5.06%, 6/1/2001	1,805,000	1,805,000

Resource Recovery – 4.8%
Delaware EDA IDRB, DE Clean Pwr. Proj., Ser. C, (Gtd. by Motiva Enterprises LLC) 4.18%, VRDN	14,000,000	14,000,000
Gulf Coast, TX Wst. Disposal Auth. RB, Bayer Corp. Proj., (Gtd. by Bayer Corp.) 4.40%, VRDN	2,200,000	2,200,000
Maysville, KY Solid Wst. Disposal RB, Inland Container Corp. Proj., (Gtd. by Temple-Inland, Inc.) 4.65%, VRDN	4,000,000	4,000,000
Peoria, IL Solid Wst. Disposal RB, PMP Fermentation Products, Inc.,
Ser. 1996, (LOC: Sanwa Bank, Ltd.) 5.73%, VRDN	6,500,000	6,500,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Resource Recovery – continued
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.) 5.70%, VRDN	$ 5,000,000	$ 5,000,000
St. Charles Parish, LA PCRB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.78%, VRDN	10,220,000	10,220,000
Traill Cnty., ND Solid Wst. Disposal RB, American Crystal Sugar Co. Proj., Ser. A, (LOC: Norwest Bank, NA) 4.75%, VRDN	16,000,000	16,000,000

		57,920,000

Special Tax – 1.2%
Chicago, IL Sales Tax RB, Master Lease Program, (Liq.: Citibank, NA & Insd. by FGIC) 4.73%, VRDN 144A	3,490,000	3,490,000
Illinois Sales Tax RB, Ser. 278, (Liq.: Morgan Stanley Dean Witter, Inc.) 4.78%, VRDN	10,662,500	10,662,500

		14,152,500

Transportation – 1.7%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Bank, NA & Gtd. by U.S. Treasury Securities) 4.78%, VRDN	20,485,000	20,485,000

Utility – 8.3%
California Infrastructure & Economic Dev. RB, Independent Systems Operating Corp. Proj., Ser. C, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 6.25%, VRDN	4,000,000	4,000,000
California Pollution Control Fin. Auth. RB:
Pacific Gas & Electric Proj., (LOC: Deutsche Bank, AG) 6.75%, VRDN	15,600,000	15,600,000
Pacific Gas & Electric Proj., (LOC: Deutsche Bank, AG) 7.00%, VRDN	21,700,000	21,700,000
Carroll Cnty., KY Solid Wst. RB, Kentucky Utilities Co. Proj., Ser. A, (Gtd. by Kentucky Utilities Co.) 5.05%, VRDN	3,700,000	3,700,000
Jefferson Cnty., KY PCRB, Louiseville Gas & Electric Co., Ser. 1992-A, (Gtd. by Louiseville Gas & Electric Co.) 4.75%, 2/27/2001	6,000,000	6,000,000
Mohave Cnty., AZ IDRB, Citizens Utilities, (Gtd. by Citizen Utility Co.) 4.50%, 2/7/2001	8,500,000	8,500,000
Nebraska Pub. Pwr. Dist. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FSA) 4.73%, VRDN	6,775,000	6,775,000
Trimble Cnty., KY PCRB, Louiseville Gas & Electric Co., (Gtd. by Louiseville Gas & Electric Co.) 5.00%, 2/16/2001	12,300,000	12,300,000
West Virginia Pub. Energy Auth.RB, PFOTER, PPT-184, (Liq.: Bay Hypotheken-und & Union Bank of Switzerland) 4.78%, VRDN 144A	22,545,000	22,545,000

		101,120,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Water & Sewer – 1.4%
Honolulu, HI Wst. Wtr. Sys. RB, Ser. 330, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FGIC) 4.73%, VRDN	$10,080,000	$ 10,080,000
Milwaukee, WI Metropolitan Swr. Dist. RB:
Ser. 288, (Liq.: Morgan Stanley Dean Witter, Inc.) 4.78%, VRDN	1,700,000	1,700,000
PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.45%, 9/20/2001	5,515,000	5,515,000

		17,295,000

Total Municipal Obligations (cost $1,197,921,388)		1,197,921,388

	Shares

MUTUAL FUND SHARES – 0.7%
Federated Municipal Obligation Fund (cost $7,800,000)	7,800,000	7,800,000

Total Investments – (cost $1,205,721,388) – 99.5%		1,205,721,388
Other Assets and Liabilities – 0.5%		6,270,055

Net Assets – 100.0%		$1,211,991,443

See Combined Notes to Schedules of Investments.

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 99.0%

Community Development District – 3.6%

New Jersey EDA RB, East Meadow Corp. Proj., Ser. 1986B, (LOC: Sanwa Bank Ltd.) 5.00%, VRDN	$ 4,770,000	$ 4,770,000

Continuing Care Retirement Community – 7.8%
New Jersey EDA RB, Assisted Living PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.83%, VRDN	10,490,000	10,490,000

Education – 1.5%
Rutgers State University, NJ RB, Ser. P 6.85%, 5/1/2001	2,000,000	2,049,468

General Obligation – Local – 30.3%
Bayonne, NJ BAN GO 5.00%, VRDN	6,000,000	6,011,502
Berkley Heights Township, NJ Sch. Dist. TAN GO 4.35%, VRDN	3,239,000	3,243,034
Cape May Cnty., NJ BAN 4.35%, VRDN	4,900,000	4,900,486
Chatham Borough, NJ BAN GO 4.35%, VRDN	1,408,850	1,408,850
East Brunswick Township, NJ BAN 4.75%, VRDN	1,500,000	1,501,363
East Orange, NJ TAN GO, Ser. B 5.95%, VRDN	2,000,000	2,004,530
Elizabeth, NJ BAN GO:
5.00%, VRDN	6,187,000	6,210,316
Swr. Util. 4.68%, VRDN	800,000	800,476
Ewing Township, NJ Sch. Dist. GO, Ser. 2000, (Insd. by FGIC) 5.30%, 8/1/2001	1,525,000	1,531,915
Jersey City, NJ GO:
Refunding 4.00%, VRDN	6,700,000	6,712,157
Refunding, Ser. D 5.00%, VRDN	5,025,000	5,039,816
Wayne Township, NJ Sch. Dist. GO 4.625%, VRDN	1,200,000	1,200,896

		40,565,341

General Obligation – State – 9.5%
New Jersey GO:
Ser. D 5.25%, 2/15/2001	1,000,000	1,000,369
Eagle Tax Exempt Trust, (LOC: Citibank, NA) 4.43%, VRDN	5,000,000	5,000,000
MSTR, Ser. 1995-CB1, (LOC: Chase Manhattan Bank, NA) 4.00%, VRDN	6,700,000	6,700,000

		12,700,369

Hospital – 5.9%
Illinois Hlth. Facs. Auth. RB, Palos Community Hosp., Ser. B, (LOC: Bank One, NA) 4.60%, VRDN	3,400,000	3,400,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Ser. 363, (LOC: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 4.63%, VRDN	4,495,000	4,495,000

		7,895,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Housing – 8.4%
Mercer Cnty., NJ Impt. Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.83%, VRDN	$6,375,000	$ 6,375,000
New Jersey Hsg. & Mtge. Fin. Agcy. RB, Ser. 280, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 4.78%, VRDN	4,810,000	4,810,000

		11,185,000

Industrial Development Revenue – 3.2%
New Jersey EDA RB:
Hoben Investor’s Proj., (LOC: Valley National Bank) 4.63%, VRDN	1,860,000	1,860,000
Superior Bakers, Ser. A, (LOC: PNC Bank, NA) 4.50%, VRDN	2,435,000	2,435,000

		4,295,000

Lease – 0.7%
Essex Cnty., NJ Impt. Auth. Lease RB, Muni. Security Trust Receipts, Ser. SSP-37A, (LOC: Chase Manhattan Bank & Insd. by FGIC) 4.03%, VRDN	1,000,000	1,000,000

Port Authority – 3.8%
ABN AMRO Munitops Certificates Trust RB, Port of NY & NJ, Ser. 2000- L9, (SPA: ABN AMRO Bank) 3.87%, VRDN	3,030,000	3,030,000
Port Auth. of NY & NJ Spl. Obl. RB, Floating Rate Trust Certificate, Ser. 98-157, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA) 4.48%, VRDN	2,080,000	2,080,000

		5,110,000

Pubic Facilities – 7.8%
Essex Cnty., NJ Impt. Auth. Lease RB, Floating Rate Trust Certificates, Ser. 432, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FGIC) 4.45%, VRDN	2,695,000	2,695,000
New Jersey EDA RB, Spl. Facs. PFOTER, (Liq.: Merrill Lynch & Co., Inc.) 4.73%, VRDN	7,725,000	7,725,000

		10,420,000

Transportation – 15.5%
New Jersey Trans. Trust Fund Auth. RB:
(Insd. by Salomon Smith Barney) 4.43%, VRDN	3,000,000	3,000,000
Facs. MTC, Ser. 1, (Liq.: Commerzbank AG) 4.48%, VRDN	3,700,000	3,700,000
New Jersey Transit Corp. RB:
Ser. 16, (Liq.: Salomon Smith Barney & Insd. by AMBAC) 4.48%, VRDN	8,250,000	8,250,000
Ser. 15, (Liq.: Salomon Smith Barney & Insd. by AMBAC) 4.53%, VRDN	2,000,000	2,000,000
New Jersey Turnpike Auth. RB, PFOTER, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC) 4.48%, VRDN	3,825,000	3,825,000

		20,775,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Utility – 1.0%
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Kentucky Utilities Co. Proj., Ser. A, (Gtd. by Kentucky Utilities Co.) 5.05%, VRDN	$1,300,000	$ 1,300,000

Total Investments – (cost $132,555,178) – 99.0%		132,555,178
Other Assets and Liabilities – 1.0%		1,333,392

Net Assets – 100.0%		$133,888,570

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 99.3%

Airport – 6.3%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P1, (Liq: Bank of America, NA and Insd. by FGIC) 4.45%, 3/28/2001	$ 7,000,000	$ 7,000,000
Philadelphia, PA Arpt. RB, (SPA: Societe Generale Bank, SA & Insd. by FGIC) 4.53%, VRDN	7,515,000	7,515,000

		14,515,000

Continuing Care Retirement Community – 2.8%
South Central, PA Gen. Auth. RB, York Cerebral Palsy Home, (LOC: Summit Bank, NA) 4.58%, VRDN	6,400,000	6,400,000

Education – 10.6%
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. A, (LOC: Mellon Bank, NA) 4.375%, 11/1/2001	3,000,000	3,000,000
Erie, PA Higher Ed. Bldg. Auth. Univ. RB, Gannon University Proj., Ser. F, (LOC: PNC Bank, NA) 3.35%, 1/15/2002	2,490,000	2,490,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Proj., Ser. B, (LOC: Allied Irish Bank, Plc) 4.65%, VRDN	3,750,000	3,750,000
Northern Lebanon, PA Sch. Dist. GO, (Insd. by AMBAC) 4.90%, 2/15/2001	410,000	410,079
Pennsylvania Higher Edl. Facs. Auth. BAN RB, Geneva College, Ser. A, (LOC: Allied Irish Bank, Plc) 4.75%, 8/15/2001	2,600,000	2,605,346
Pennsylvania Higher Edl. Facs. Auth. RB:
Association of Independent Colleges, Ser. E4, (LOC: Allied Irish Bank, Plc) 4.40%, 11/1/2001	2,500,000	2,500,000
Saint Francis College, Ser. B7, (LOC: Allied Irish Bank, Plc) 4.40%, 11/1/2001	4,500,000	4,500,000
Temple University, PA RB, University Funding Obl. 5.00%, 5/10/2001	5,000,000	5,009,652

		24,265,077

General Obligation – Local – 3.8%
Monessen, PA Sch. Dist. GO 4.40%, 2/15/2001	545,000	545,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Insd. by MBIA) 4.73%, VRDN	4,170,000	4,170,000
Port of Allegheny, PA GO, ABN AMRO Munitops Cert. Trust, (SPA: ABN AMRO Bank and Insd. by MBIA) 4.40%, 5/9/2001	4,000,000	4,000,000

		8,715,000

Hospital – 13.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, St. Francis Sys., (LOC: Bank One, NA) 4.80%, VRDN	19,640,000	19,640,000
Illinois Dev. Fin. Auth. RB, Provena Health, Ser. B, (Liq: Bank of America, NA & Insd. by MBIA) 4.80%, VRDN	2,700,000	2,700,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
Children’s Hosp., Ser. A, (SPA: Morgan Guaranty Trust) 4.10%, VRDN	2,900,000	2,900,000
Children’s Hosp., Ser. B, (SPA: Morgan Guaranty Trust) 4.10%, VRDN	3,300,000	3,300,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Hospital – continued
Union Cnty., PA Hosp. RB, Evangelical Community Hosp., Ser. B, (LOC: Fulton Bank) 4.75%, 10/1/2001	$ 1,900,000	$ 1,900,000

		30,440,000

Housing – 11.7%
Beaver Cnty., PA RB, Eagle Tax Exempt, (Liq: Citibank, NA & Insd. by AMBAC) 4.58%, VRDN	2,700,000	2,700,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank) 4.50%, VRDN	8,000,000	8,000,000
Pennsylvania Hsg. Agcy. RB, Ser. 229, (LOC: Morgan Stanley Dean Witter, Inc.) 4.78%, VRDN	3,120,000	3,120,000
Pennsylvania HFA RB, Eagle Tax Exempt Trust, (Liq: Citibank, NA & Insd. by FSA) 4.58%, VRDN	9,420,000	9,420,000
Washington Hsg. Fin. Commission RB, Cedar Landing Apartment Proj., (LOC: US Bank, NA) 4.70%, VRDN	3,700,000	3,700,000

		26,940,000

Industrial Development Revenue – 37.6%
Albany Dougherty, GA Payroll Dev. Auth. PCRB, Georgia Power Co. Plant Proj., (Gtd. by Georgia Power Co.) 4.25%, VRDN	1,400,000	1,400,000
Allegheny Cnty., PA IDA RB:
Allegheny Ludlum Corp. Proj., (Gtd. by Allegheny Technologies) 4.60%, VRDN	9,400,000	9,400,000
Mine Safety Appliances Co. Ser. 1991-A, (LOC: Chase Manhattan Bank, NA) 4.68%, VRDN	1,000,000	1,000,000
Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser. A, (LOC: PNC Bank, NA) 4.60%, VRDN	800,000	800,000
Bucks Cnty., PA IDA RB, Tru Realty Corp., (LOC: Barclays Bank, Plc) 3.90%, VRDN	4,700,000	4,700,000
Butler Cnty., PA IDA RB:
Mine Safety Appliances Co., Ser. 1991-A, (LOC: Chase Manhattan Bank, NA) 4.68%, VRDN	1,000,000	1,000,000
Mine Safety Appliances Co. Ser. 1992-B, (LOC: Chase Manhattan Bank, NA) 4.78%, VRDN	1,000,000	1,000,000
Clarion Cnty., PA IDA Commercial Paper, Piney Creek Proj., (LOC: Landes Bank) 2.75%, 5/3/2001	8,300,000	8,300,000
Delaware Cnty., PA IDA PCRB, British Petroleum Co. Proj., (Gtd. by BP Amoco Oil) 4.10%, VRDN	1,300,000	1,300,000
Ferguson Township, PA IDA RB, Allied Corp., (Gtd. by Honeywell International) 4.70%, 11/1/2001	2,930,000	2,930,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank, NA) 4.60%, VRDN	3,000,000	3,000,000
Indiana Dev. Fin. Indl. Dev. RB, CC Cook & Son Lumber Proj., (LOC: Fifth Third Bank, NA) 4.30%, VRDN	1,375,000	1,375,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Industrial Development Revenue – continued
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank, NA) 4.60%, VRDN	$ 2,000,000	$ 2,000,000
Lehigh Cnty., PA IDA RB, Allegheny Elec. Corp., Inc., (LOC: RaboBank Nederland) 4.25%, VRDN	900,000	900,000
Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.) 5.70%, VRDN	4,000,000	4,000,000
Montgomery Cnty., PA IDA RB, Spring City Ltd. Partnership, (LOC: Summit Bank, NA) 4.98%, VRDN	3,000,000	3,000,000
Pennsylvania Economic Dev. Fin. Auth RB:
Ser. A3, (LOC: PNC Bank, NA) 4.60%, VRDN	950,000	950,000
Computer Components Proj., Ser. G3, (LOC: PNC Bank, NA) 4.60%, VRDN	1,300,000	1,300,000
Donald Bernstein Proj., Ser. C5, (LOC: PNC Bank, NA) 4.60%, VRDN	3,800,000	3,800,000
Donald Bernstein Proj., Ser. H3, (LOC: PNC Bank, NA) 4.60%, VRDN	1,500,000	1,500,000
EPT Associates Proj., Ser. B5, (LOC: PNC Bank, NA) 4.60%, VRDN	1,200,000	1,200,000
Fansteel, Inc. Proj., Ser. B2, (LOC: PNC Bank, NA) 4.60%, VRDN	1,100,000	1,100,000
Fitzpatrick Container Corp., Ser. A1, (LOC: PNC Bank, NA) 4.60%, VRDN	3,800,000	3,800,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank, NA) 4.60%, VRDN	1,500,000	1,500,000
Johnston Welding & Fabric, Ser. B1, (LOC: PNC Bank, NA) 4.60%, VRDN	1,200,000	1,200,000
Merck & Co. Proj., (Gtd. by Merck & Co.) 4.58%, VRDN	3,000,000	3,000,000
Niagara Plastics Co. Proj., Ser. D, (LOC: PNC Bank, NA) 4.60%, VRDN	1,400,000	1,400,000
O’Neill Family LLC, Ser. B8, (LOC: PNC Bank, NA) 4.60%, VRDN	2,900,000	2,900,000
S.J. Bailey & Sons, Inc. Proj., Ser. E, (LOC: PNC Bank, NA) 4.60%, VRDN	1,500,000	1,500,000
Savicor Associates, Ser. H10, (LOC: PNC Bank, NA) 4.60%, VRDN	1,600,000	1,600,000
Philadelphia, PA Auth. For Indl. Dev. RB, Inglis House Proj., (SPA: Chase Manhattan Bank, NA) 3.75%, 7/3/2001	5,000,000	5,000,000
Philadelphia, PA IDA PCRB, Allied Corp., (Gtd. by Honeywell International) 4.70%, 11/1/2001	1,010,000	1,010,000
Philadelphia, PA IDA RB, Allied Corp., (Gtd. by Honeywell International) 4.70%, 11/1/2001	480,000	480,000
South Carolina Jobs EDA RB 4.60%, VRDN	800,000	800,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizen’s Bank, NA) 4.60%, VRDN	1,240,000	1,240,000
Westmoreland Cnty., PA IDA RB, White Consolidated Ind., Inc. Proj., (LOC: Bank of Nova Scotia) 4.84%, 6/1/2001	4,900,000	4,900,000

		86,285,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2001

	Principal Amount	Value

MUNICIPAL OBLIGATIONS – continued

Miscellaneous Revenue – 3.3%
Delaware Valley, PA Regl. Fin. Auth. RB, PFOTER, (Liq: Merrill Lynch & Co., Inc. & Insd. by AMBAC) 4.63%, VRDN	$ 7,495,000	$ 7,495,000

Port Authority – 0.9%
Pennsylvania EDA RB, Ser. 1998 G10, (LOC: PNC Bank, NA) 4.60%, VRDN	2,000,000	2,000,000

Solid Waste – 0.7%
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Utilities Co. Proj., Ser. A, (Gtd. by Kentucky Utility) 5.05%, VRDN	1,600,000	1,600,000

Special Tax – 0.9%
Pennsylvania Intergovernmental Spl. Tax RB, Ser. 1999-7, (Liq: Toronto Dominion & Insd. by FGIC) 4.58%, VRDN	2,000,000	2,000,000

Water & Sewer – 7.5%
Philadelphia, PA Wtr. & Wst. Wtr. RB, Facs. Muni. Trust, Ser. 1999-1, (Liq: Commerzbank AG & Insd. by AMBAC) 4.68%, VRDN	14,280,000	14,280,000
Pittsburgh, PA Wtr. & Swr. Auth. RB:
(Liq: Merrill Lynch & Co., Inc. & Insd. by FGIC) 4.56%, VRDN	1,445,000	1,445,000
Ser. 346, (Liq: Morgan Stanley Dean Witter, Inc. & Insd. by FSA) 4.78%, VRDN	1,607,500	1,607,500

		17,332,500

Total Investments – (cost $227,987,577) – 99.3%		227,987,577
Other Assets and Liabilities – 0.7%		1,720,330

Net Assets – 100.0%		$ 229,707,907

See Combined Notes to Schedules of Investments.

EVERGREEN
Treasury Money Market Fund
Schedule of Investments
January 31, 2001

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS – 4.8%
U.S. Treasury Notes:
4.875%, 3/31/2001 †	$ 65,000,000	$ 64,850,243
5.25%, 5/31/2001 †	50,000,000	49,753,626
5.375%, 2/15/2001 †	25,000,000	24,990,632
5.625%, 5/15/2001 †	50,000,000	49,894,175

Total U.S. Treasury Obligations (cost $189,488,676)		189,488,676

REPURCHASE AGREEMENTS – 100.3%*
ABN Amro, Inc., 5.67%, dated 01/31/2001, due 2/1/2001 (1)	150,000,000	150,000,000
Barclays DeZeote Wedd Securities, 5.65%, dated 01/31/2001, due 2/1/2001 (2)	175,000,000	175,000,000
Bear Stearns Co., 5.76%, dated 01/31/2001, due 2/1/2001 (3)	400,000,000	400,000,000
Credit Suisse First Boston Corp., 5.72%, dated 01/31/2001, due 2/1/2001 (4)	175,000,000	175,000,000
Deutsche Bank AG:
5.40%, dated 01/31/2001, due 5/15/2001 (5) **	50,562,500	50,562,500
5.70%, dated 01/31/2001, due 2/1/2001 (6)	175,000,000	175,000,000
Dresdner Bank AG, 5.65%, dated 01/31/2001, due 2/1/2001 (7)	175,000,000	175,000,000
Goldman Sachs Co., 5.68%, dated 01/31/2001, due 2/1/2001 (8)	175,000,000	175,000,000
Greenwich Capital Markets, 5.68%, dated 01/31/2001, due 2/1/2001 (9)	175,000,000	175,000,000
JP Morgan, 5.70%, dated 01/31/2001, due 2/1/2001 (10)	175,000,000	175,000,000
Lehman Brothers, Inc., 5.65%, dated 01/31/2001, due 2/1/2001 (11)	175,000,000	175,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.60%, dated 01/31/2001, due 2/1/2001 (12)	175,000,000	175,000,000
Morgan Stanley & Co.:
5.68%, dated 01/31/2001, due 2/1/2001 (13)	175,000,000	175,000,000
6.55%, dated 08/10/2000, due 2/15/2001 (14) **	25,531,250	25,531,250
Salomon Smith Barney, Inc.:
5.68%, dated 01/31/2001, due 2/1/2001 (15)	250,000,000	250,000,000
5.74%, dated 01/31/2001, due 2/1/2001 (16)	200,000,000	200,000,000
SG Cowen Securities Corp.:
5.35%, dated 01/19/2001, due 5/31/2001 (17) **	50,375,000	50,375,000
5.50%, dated 01/19/2001, due 4/2/2001 (18) **	65,893,750	65,893,750
5.68%, dated 01/31/2001, due 2/1/2001 (19)	453,450,265	453,450,265
State Street Bank & Trust Co., 5.65%, dated 01/31/2001, due 2/1/2001 (20)	175,000,000	175,000,000
Warburg Dillon Reed LLC, 5.67%, dated 01/31/2001, due 2/1/2001 (21)	175,000,000	175,000,000
West Deuche Landes Bank, 5.68%, dated 01/31/2001, due 2/1/2001 (22)	175,000,000	175,000,000

Total Repurchase Agreements (cost $3,920,812,765)		3,920,812,765

Total Investments – (cost $4,110,301,441) – 105.1%		4,110,301,441
Other Assets and Liabilities – (5.1%)		(200,221,156)

Net Assets – 100.0%		$3,910,080,285

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
January 31, 2001

For the Treasury Money Market Fund:

Symbol
Description

**  Represents investment of cash collateral received for securities on loan
†   All or a portion of this security is on loan.
*   Collateralized by:
(1)    $142,590,000 U.S. Treasury Bond, 3.625%, 4/15/2028; value including accrued interest—$153,000,278.
(2)    $162,677,000 U.S. Treasury Notes, 3.625%, 7/15/2002; value including accrued interest—$178,500,837.
(3)    $432,109,783 GNMA, 6.50% to 8.50%, 10/15/2022 to 1/20/2031; value including accrued interest—$412,706,908.
(4)    $164,289,000 U.S. Treasury Notes, 3.625%, 7/15/2002 to 1/15/2008; value including accrued interest—$180,188,234.
(5)    $52,328,986 GNMA, 7.50%, 10/20/2030; value including accrued interest—$53,248,623.
(6)    $182,697,000 U.S. Treasury Bond, 5.25%, 2/15/2029; value including accrued interest—$176,825,128.
(7)    $173,907,000 U.S. Treasury Notes, 5.87% to 6.50%, 8/31/2001 to 11/30/2001; value including accrued interest—$178,503,784.
(8)    $151,040,000 U.S. Treasury Bond, 7.25%, 5/15/2016; value including accrued interest—$178,501,165.
(9)    $162,645,000 U.S. Treasury Notes, 3.625%, 7/15/2002; value including accrued interest—$178,504,414.
(10)   $164,436,000 U.S. Treasury Notes, 5.625% to 6.50%, 11/30/2002 to 11/15/2005; value including accrued interest—$178,500,418.
(11)   $409,619,000 STRIPS, 2/15/2007 to 11/15/2026; value including accrued interest—$178,500,386
(12)   $123,879,000 U.S. Treasury Bonds, 9.00% to 12.00%, 8/15/2013 to 11/15/2018; value including accrued interest—$178,505,615.
(13)   $161,945,000 U.S. Treasury Notes, 7.25%, 8/15/2004; value including accrued interest—$179,371,713.

(14)   $27,067,879 GNMA, 7.00% to 7.75%, 6/15/2029 to 6/15/2035; value including accrued interest—$26,707,099.
(15)   $148,865,000 U.S. Treasury Notes, 4.75% to 6.50%, 2/28/2002 to 8/15/2003; value including accrued interest—$152,791,383.
      $36,490,000 U.S. Treasury Bonds, 10.375% to 13.875%, 5/15/2011 to 11/15/2012; value including accrued interest—$51,905,562.
      $50,820,000 U.S. Treasury Bill, 4/5/2001; value including accrued interest—$50,376,392.
(16)   $207,046,413 GNMA, 6.50% to 8.50%, 4/20/2029 to 11/15/2030; value including accrued interest—$204,000,000.
(17)   $55,800,000 GNMA, 7.00% to 8.00%, 6/20/2028 to 11/15/2030; value including accrued interest—$54,528,997.
(18)   $76,511,651, GNMA, 5.50%, 4/2/2001; value including accrued interest—$68,021,015.
(19)   $199,643,000 U.S. Treasury Notes, 3.375% to 3.625%, 7/15/2002 to 1/15/2007; value including accrued interest—$218,939,788.
      $202,008,000 U.S. Treasury Bonds, 5.25% to 9.875%, 11/15/2015 to 11/15/2028; value including accrued interest—$243,921,810.
(20)   $107,540,000 U.S. Treasury Bonds, 5.875% to 8.125%, 5/15/2021 to 11/15/2026; value including accrued interest—$129,605,441.
      $46,310,000 U.S. Treasury Notes, 5.875% to 6.625%, 11/15/2004 to 5/15/2007; value including accrued interest—$48,978,898.
(21)   $164,970,000 U.S. Treasury Bills, 3.625%, 4/15/2028; value including accrued interest—$178,504,918.
(22)   $171,760,000 U.S. Treasury Notes, 5.50% to 6.00%, 9/30/2002 to 2/15/2008; value including accrued interest—$178,500,092.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)
January 31, 2001

For all Funds:

144A Securities that may be sold to “qualified institutional buyers” under Rule 144A. These securities have been determined to be liquid under guidelines established by the Board of Trustees.	# The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at January 31, 2001 plus accrued interest.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
BAN    Bond Anticipation Note
CDA    Community Development Administration
COP    Certificate of Participation
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GNMA   Government National Mortgage Association
GO     General Obligation
HDA    Housing Development Authority
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond

LOC     Letter of Credit
MBIA    Municipal Bond Investors Assurance Corp.
MHRB    Multifamily Housing Revenue Bond
MSTR    Municipal Securities Trust Receipt
MTC     Municipal Trust Certificate
MTN     Medium Term Note
PCRB    Pollution Control Revenue Bond
PFOTER  Puttable Floating Option Tax Exempt Receipt
PPT     Pooled Puttable Trust
RACERS  Restructured Asset Security Enhancement
RAN     Revenue Anticipation Note
RB      Revenue Bond
SAK     Sakura Trust
SFHRB   Single Family Housing Revenue Bond
SPA      Security Purchase Agreement
STRIPS  Separately Traded Registered Interest and Principal Securities
TAN     Tax Anticipation Note
VRDN    Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2001.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Combined Notes to Financial Statements.

Combined Notes to Schedules of Investments (continued)
January 31, 2001

The following table shows the percent of portfolio assets invested by geographic location as of January 31, 2001.

	Florida Municipal Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund
Alabama	0.0%	2.5%	0.0%	0.0%
Arizona	0.6%	1.5%	0.0%	0.0%
Arkansas	0.3%	0.6%	0.0%	0.0%
California	0.0%	3.7%	0.0%	0.0%
Colorado	0.0%	2.2%	0.0%	0.0%
Delaware	4.3%	1.6%	0.0%	0.0%
District of Columbia	0.0%	0.3%	0.0%	0.0%
Florida	83.4%	7.1%	0.0%	0.0%
Georgia	0.0%	5.1%	0.0%	0.6%
Hawaii	3.6%	2.6%	0.0%	0.0%
Idaho	1.1%	0.4%	0.0%	0.0%
Illinois	0.0%	6.7%	2.6%	1.2%
Indiana	0.0%	2.0%	0.0%	0.6%
Iowa	0.0%	0.3%	0.0%	0.0%
Kansas	0.0%	0.8%	0.0%	0.0%
Kentucky	2.6%	2.3%	1.0%	0.7%
Louisiana	0.6%	0.8%	0.0%	0.0%
Maryland	0.0%	0.2%	0.0%	0.0%
Massachusetts	0.0%	1.3%	1.5%	0.0%
Michigan	0.0%	1.3%	0.0%	0.0%
Minnesota	0.0%	0.4%	0.0%	0.0%
Mississippi	0.0%	0.9%	0.0%	0.0%
Missouri	1.3%	2.8%	0.0%	0.0%
Nebraska	0.0%	1.0%	0.0%	0.0%
Nevada	0.0%	1.0%	0.0%	0.0%
New Hampshire	0.0%	0.3%	0.0%	0.0%
New Jersey	1.3%	0.5%	91.0%	0.0%
New Mexico	0.0%	0.2%	0.0%	0.0%
New York	0.0%	0.2%	3.9%	0.0%
North Dakota	0.0%	1.3%	0.0%	0.0%
Ohio	0.0%	1.2%	0.0%	0.0%
Oklahoma	0.0%	0.6%	0.0%	0.0%
Oregon	0.0%	0.2%	0.0%	0.0%
Pennsylvania	0.0%	1.1%	0.0%	94.9%
Rhode Island	0.0%	3.1%	0.0%	0.0%
South Carolina	0.0%	4.4%	0.0%	0.4%
South Dakota	0.0%	0.4%	0.0%	0.0%
Tennessee	0.0%	2.6%	0.0%	0.0%
Texas	0.0%	4.6%	0.0%	0.0%
Utah	0.0%	0.2%	0.0%	0.0%
Virginia	0.0%	1.0%	0.0%	0.0%
Washington	0.0%	0.5%	0.0%	1.6%
West Virginia	0.0%	2.9%	0.0%	0.0%
Wisconsin	0.9%	1.9%	0.0%	0.0%
Non State Specific	0.0%	23.4%	0.0%	0.0%

Total	100%	100%	100%	100%

See Combined Notes to FInancial Investments.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
January 31, 2001

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Assets

Investment in securities	$189,766,604	$14,960,714,447	$1,205,721,388	$132,555,178	$227,987,577	$ 189,488,676

Investment in repurchase agreements	0	52,083,107	0	0	0	3,920,812,765

Investments at amortized cost	189,766,604	15,012,797,554	1,205,721,388	132,555,178	227,987,577	4,110,301,441

Cash	61,590	153,719	1,900,160	0	871,269	0

Receivable for Fund shares sold	0	3,207,738	994,687	0	183,126	4,187,842

Interest receivable	1,301,350	147,056,323	6,215,520	1,573,670	1,296,517	4,752,144

Prepaid expenses and other assets	13,495	1,712,789	138,965	46,314	33,613	25,134

Total assets	191,143,039	15,164,928,123	1,214,970,720	134,175,162	230,372,102	4,119,266,561

Liabilities

Distributions payable	485,044	59,739,343	1,932,323	218,948	414,193	14,852,137

Due to custodian bank	0	0	0	19,317	0	0

Payable for Fund shares redeemed	0	6,313,049	771,860	38,062	183,126	359,054

Payable for securities on loan	0	0	0	0	0	192,769,354

Advisory fee payable	2,349	162,318	14,220	1,514	2,247	32,929

Distribution Plan expenses payable	3,196	196,914	10,361	1,903	0	109,394

Due to other related parties	342	24,412	1,977	222	266	6,345

Accrued expenses and other liabilities	16,363	1,218,107	248,536	6,626	64,363	1,057,063

Total liabilities	507,294	67,654,143	2,979,277	286,592	664,195	209,186,276

Net assets	$190,635,745	$15,097,273,980	$1,211,991,443	$133,888,570	$229,707,907	$3,910,080,285

Net assets represented by

Paid-in capital	$190,640,127	$15,103,033,729	$1,211,604,917	$133,869,798	$229,706,927	$3,910,062,914

Undistributed (overdistributed) net investment income	86	(18,859)	386,526	18,772	1,340	17,371

Accumulated net realized losses on securities	(4,468)	(5,740,890)	0	0	(360)	0

Total net assets	$190,635,745	$15,097,273,980	$1,211,991,443	$133,888,570	$229,707,907	$3,910,080,285

Net assets consists of

Class A	$ 27,519,156	$ 2,301,958,901	$ 125,827,661	$ 33,870,202	$ 19,211,554	$ 742,722,937

Class B	0	51,557,893	0	0	0	0

Class C	0	9,188,536	0	0	0	0

Class S	163,045,355	10,770,756,306	573,655,804	98,042,726	139,865,306	2,135,574,706

Class Y	71,234	1,963,812,344	512,507,978	1,975,642	70,631,047	1,031,782,642

Total net assets	$190,635,745	$15,097,273,980	$1,211,991,443	$133,888,570	$229,707,907	$3,910,080,285

Shares outstanding

Class A	27,527,419	2,303,197,796	125,741,756	33,851,535	19,203,985	742,913,478

Class B	0	51,581,303	0	0	0	0

Class C	0	9,191,339	0	0	0	0

Class S	163,041,509	10,773,708,633	573,485,421	98,042,728	139,867,260	2,135,574,706

Class Y	71,199	1,965,936,938	512,445,370	1,975,535	70,637,416	1,031,825,350

Net asset value per share

Class A	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class B	—	$ 1.00	—	—	—	—

Class C	—	$ 1.00	—	—	—	—

Class S	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Class Y	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations
Year Ended January 31, 2001

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Investment income

Interest	$6,575,509	$885,201,863	$54,576,638	$5,301,268	$8,657,473	$235,544,720

Securities lending income	0	0	0	0	0	833,640

Total investment income	6,575,509	885,201,863	54,576,638	5,301,268	8,657,473	236,378,360

Expenses

Advisory fee	636,680	53,179,383	5,271,524	515,904	735,875	11,755,695

Distribution Plan expenses	721,845	52,631,996	3,170,678	539,365	675,166	12,167,295

Administrative services fees	93,173	8,104,520	734,081	75,498	122,646	2,275,296

Transfer agent fee	15,866	7,003,385	325,684	14,168	25,558	913,540

Trustees’ fees and expenses	2,892	253,861	29,115	2,515	4,127	84,233

Printing and postage expenses	7,978	504,519	79,427	3,636	9,587	168,810

Custodian fee	43,868	2,983,455	343,674	32,903	56,579	795,151

Registration and filing fees	39,426	692,525	38,499	10,248	28,623	59,336

Professional fees	17,428	68,773	22,963	14,500	18,791	31,434

Other	7,546	828,414	6,873	1,579	8,528	188,927

Total expenses	1,586,702	126,250,831	10,022,518	1,210,316	1,685,480	28,439,717

Less: Expense reductions	(19,362)	(627,360)	(75,142)	(9,234)	(14,389)	(151,399)

Fee waivers	0	0	0	0	(105,556)	0

Net expenses	1,567,340	125,623,471	9,947,376	1,201,082	1,565,535	28,288,318

Net investment income	5,008,169	759,578,392	44,629,262	4,100,186	7,091,938	208,090,042

Net realized gains or losses on securities	(47)	(4,177,950)	473,511	0	(360)	0

Net increase in net assets resulting from operations	$5,008,122	$755,400,442	$45,102,773	$4,100,186	$7,091,578	$208,090,042

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2001

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Operations

Net investment income	$ 5,008,169	$ 759,578,392	$ 44,629,262	$ 4,100,186	$ 7,091,938	$ 208,090,042

Net realized gains or losses on securities	(47)	(4,177,950)	473,511	0	(360)	0

Net increase in net assets resulting from operations	5,008,122	755,400,442	45,102,773	4,100,186	7,091,578	208,090,042

Distributions to shareholders from net investment income

Class A	(2,365,363)	(303,471,307)	(13,743,668)	(2,312,566)	(2,529,016)	(86,366,746)

Class B	0	(2,608,461)	0	0	0	0

Class C	0	(296,032)	0	0	0	0

Class S	(2,634,426)	(330,971,359)	(11,271,024)	(1,718,500)	(2,449,746)	(66,240,576)

Class Y	(8,380)	(122,234,950)	(19,714,307)	(69,120)	(2,113,176)	(55,482,720)

Total distributions to shareholders	(5,008,169)	(759,582,109)	(44,728,999)	(4,100,186)	(7,091,938)	(208,090,042)

Capital share transactions

Proceeds from shares sold	494,261,188	18,527,473,381	1,988,250,107	350,104,922	496,927,077	8,609,395,298

Net asset value of shares issued in reinvestment of distributions	737,694	80,158,496	12,107,385	1,092,683	1,411,797	22,511,298

Payment for shares redeemed	(444,871,188)	(14,418,517,195)	(2,087,312,432)	(330,259,665)	(455,715,368)	(8,584,169,388)

Net increase (decrease) in net assets resulting from capital share transactions	50,127,694	4,189,114,682	(86,954,940)	20,937,940	42,623,506	47,737,208

Total increase (decrease) in net assets	50,127,647	4,184,933,015	(86,581,166)	20,937,940	42,623,146	47,737,208

Net assets

Beginning of period	140,508,098	10,912,340,965	1,298,572,609	112,950,630	187,084,761	3,862,343,077

End of period	$190,635,745	$15,097,273,980	$1,211,991,443	$133,888,570	$229,707,907	$3,910,080,285

Undistributed (overdistributed) net investment income	$ 86	$ (18,859)	$ 386,526	$ 18,772	$ 1,340	$ 17,371

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2000

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Operations

Net investment income	$ 2,597,097	$ 426,798,406	$ 40,849,592	$ 2,789,678	$ 4,530,485	$ 179,637,569

Net realized gains or losses on securities	(2)	(290,538)	209,580	18,772	1,340	0

Net increase in net assets resulting from operations	2,597,095	426,507,868	41,059,172	2,808,450	4,531,825	179,637,569

Distributions to shareholders from

Net investment income

Class A	(2,592,260)	(337,175,277)	(22,077,026)	(2,771,252)	(3,266,436)	(133,223,851)

Class B	0	(2,927,539)	0	0	0	0

Class C	0	(222,229)	0	0	0	0

Class Y	(4,751)	(86,473,224)	(18,900,378)	(18,426)	(1,288,732)	(46,413,718)

Total distributions to shareholders	(2,597,011)	(426,798,269)	(40,977,404)	(2,789,678)	(4,555,168)	(179,637,569)

Capital share transactions

Proceeds from shares sold	392,177,459	20,385,474,970	2,520,413,634	382,698,079	371,300,951	8,377,505,602

Net asset value of shares issued in reinvestment of distributions	290,999	59,387,865	11,575,848	1,045,710	1,021,263	19,423,674

Payment for shares redeemed	(336,304,338)	(16,556,700,003)	(2,510,676,706)	(365,454,611)	(321,406,495)	(8,946,040,098)

Net increase (decrease) in net assets resulting from capital share transactions	56,164,120	3,888,162,832	21,312,776	18,289,178	50,915,719	(549,110,822)

Total increase (decrease) in net assets	56,164,204	3,887,872,431	21,394,544	18,307,950	50,892,376	(549,110,822)

Net assets

Beginning of period	84,343,894	7,024,468,534	1,277,178,065	94,642,680	136,192,385	4,411,453,899

End of period	$140,508,098	$ 10,912,340,965	$ 1,298,572,609	$112,950,630	$187,084,761	$ 3,862,343,077

Undistributed (overdistributed) net investment income	$ 86	$ (15,142)	$ 12,752	$ 18,772	$ 1,340	$ 17,371

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen Florida Municipal Money Market Fund (“Florida Municipal Money Market Fund”), Evergreen Money Market Fund (“Money Market Fund”), Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), Evergreen New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Evergreen Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”) and Evergreen Treasury Money Market Fund (“Treasury Money Market Fund”), (collectively the “Funds”). Each Fund, except for the Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C, Class S and/or Class Y shares. Class A and S shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

D. Security Transactions and Investment Income
Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

E. Federal Taxes
Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date.

Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution and expiration of capital loss carryovers under income tax regulations.

G. Class Allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

On November 1, 2000, the Funds’ Board of Trustees approved the transfer of the investment advisory contracts with Evergreen Asset Management Corp. and First Union National Bank (“FUNB”) to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by First Union Corporation (“First Union”) and neither the fees nor services were changed.

FUNB, a subsidiary of First Union, is the investment advisor to the Money Market Fund and the Treasury Money Market Fund and is paid a management fee that is calculated and paid daily. The management fee for the Money Market Fund is calculated by applying percentage rates, starting at 0.44% and declining to 0.39% per annum as net assets increase, to the average daily net assets of the Fund. The management fee for the Treasury Money Market Fund is computed at the annual rate of 0.31% of the average daily net assets of the Fund.

EIMC, an indirect wholly owned subsidiary of First Union, is the investment advisor to the Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund and is paid a management fee that is calculated and paid daily. The management fee for the Florida Municipal Money Market Fund and the New Jersey Municipal Money Market Fund is computed at an annual rate of 0.41% of the average daily net assets of each Fund. The management fee for the Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.44% and declining to 0.39% per annum as net assets increase, to the average daily net assets of the Fund. The management fee for the Pennsylvania Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.36% and declining to 0.24% per annum as net assets increase, to the average daily net assets of the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of First Union, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.06% of each Fund’s average daily net assets.

Combined Notes to Financial Statements (continued)

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of First Union, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.30%
Class B	1.00
Class C	1.00
Class S	0.60

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

During the year ended January 31, 2001, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B, Class C and Class S Distribution Plans were as follows:

	Class A	Class B	Class C	Class S	Class A Distribution fees waived	% of Class A Average Net Assets

Florida Municipal Money Market Fund	$ 208,743	$ 0	$ 0	$ 513,102	$ 0	0.00%
Money Market Fund	16,399,483	525,169	59,153	35,648,191	0	0.00
Municipal Money Market Fund	1,143,836	0	0	2,026,842	0	0.00
New Jersey Municipal Money Market Fund	204,419	0	0	334,946	0	0.00
Pennsylvania Municipal Money Market Fund	211,112	0	0	464,054	105,556	0.15
Treasury Money Market Fund	4,838,700	0	0	7,328,595	0	0.00

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Combined Notes to Financial Statements (continued)

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class S and Class Y shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

FLORIDA MUNICIPAL MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	178,419,705	385,440,203
Shares issued in reinvestment of distributions	730,497	286,961
Conversion of Class A shares to Class S shares	(125,807,511)	0
Shares redeemed	(166,222,210)	(329,667,588)

Net increase (decrease)	(112,879,519)	56,059,576

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	308,866,266
Conversion of Class A shares to Class S shares	125,807,511
Shares issued in reinvestment of distributions	8
Shares redeemed	(271,632,276)

Net increase	163,041,509

	Year Ended January 31,
	2001	2000

Class Y
Shares sold	6,975,217	6,737,256
Shares issued in reinvestment of distributions	7,189	4,038
Shares redeemed	(7,016,702)	(6,636,750)

Net increase (decrease)	(34,296)	104,544

Net increase	50,127,694	56,164,120

Combined Notes to Financial Statements (continued)

MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	8,993,910,318	13,770,733,714
Automatic conversion of Class B shares to Class A shares	507,949	0
Shares issued in reinvestment of distributions	60,496,675	41,196,309
Conversion of Class A shares to Class S shares	(9,160,196,446)	0
Shares redeemed	(6,522,821,315)	(10,090,858,541)

Net increase (decrease)	(6,628,102,819)	3,721,071,482

Class B
Shares sold	68,738,647	265,655,898
Shares issued in reinvestment of distributions	2,291,784	2,563,007
Automatic conversion of Class B shares to Class A shares	(507,949)	0
Shares redeemed	(86,095,283)	(266,285,306)

Net increase (decrease)	(15,572,801)	1,933,599

Class C
Shares sold	34,965,114	57,804,130
Shares issued in reinvestment of distributions	240,711	179,299
Shares redeemed	(32,262,116)	(56,524,269)

Net increase	2,943,709	1,459,160

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	3,585,870,830
Conversion of Class A shares to Class S shares	9,160,196,446
Shares issued in reinvestment of distributions	14
Shares redeemed	(1,972,358,657)

Net increase	10,773,708,633

	Year Ended January 31,
	2001	2000

Class Y
Shares sold	5,843,988,472	6,291,281,228
Shares issued in reinvestment of distributions	17,129,289	15,448,855
Shares redeemed	(5,804,979,824)	(6,143,031,885)

Net increase	56,137,937	163,698,198

Net increase	4,189,114,659	3,888,162,439

Combined Notes to Financial Statements (continued)

MUNICIPAL MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	778,552,172	1,398,400,166
Shares issued in reinvestment of distributions	3,053,949	3,050,633
Conversion of Class A shares to Class S shares	(577,840,947)	0
Shares redeemed	(785,663,325)	(1,431,236,942)

Net decrease	(581,898,151)	(29,786,143)

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	340,203,777
Conversion of Class A shares to Class S shares	577,840,947
Shares issued in reinvestment of distributions	9
Shares redeemed	(344,559,312)

Net increase	573,485,421

	Year Ended January 31,
	2001	2000

Class Y
Shares sold	869,494,158	1,122,013,468
Shares issued in reinvestment of distributions	9,053,427	8,525,215
Shares redeemed	(957,089,795)	(1,079,439,764)

Net increase (decrease)	(78,542,210)	51,098,919

Net increase (decrease)	(86,954,940)	21,312,776

NEW JERSEY MUNICIPAL MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	233,591,268	380,834,016
Shares issued in reinvestment of distributions	1,037,112	1,030,891
Conversion of Class A shares to Class S shares	(79,761,109)	0
Shares redeemed	(232,128,809)	(365,394,514)

Net increase (decrease)	(77,261,538)	16,470,393

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	114,476,552
Conversion of Class A shares to Class S shares	79,761,109
Shares issued in reinvestment of distributions	8
Shares redeemed	(96,194,941)

Net increase	98,042,728

	Year Ended January 31, 2001	April 3, 1999 (Commencement of Class Operations) to January 31, 2000

Class Y
Shares sold	2,037,102	1,864,063
Shares issued in reinvestment of distributions	55,563	14,819
Shares redeemed	(1,935,915)	(60,097)

Net increase	156,750	1,818,785

Net increase	20,937,940	18,289,178

Combined Notes to Financial Statements (continued)

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	130,104,419	232,591,355
Shares issued in reinvestment of distributions	839,581	653,074
Conversion of Class A shares to Class S shares	(115,728,697)	0
Shares redeemed	(120,786,164)	(204,444,791)

Net increase (decrease)	(105,570,861)	28,799,638

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	166,774,871
Conversion of Class A shares to Class S shares	115,728,697
Shares issued in reinvestment of distributions	8
Shares redeemed	(142,636,316)

Net increase	139,867,260

	Year Ended January 31,
	2001	2000

Class Y
Shares sold	200,049,521	138,709,596
Shares issued in reinvestment of distributions	572,208	368,189
Shares redeemed	(192,292,888)	(116,961,704)

Net increase	8,328,841	22,116,081

Net increase	42,625,240	50,915,719

TREASURY MONEY MARKET FUND

	Year Ended January 31,
	2001	2000

Class A
Shares sold	4,731,858,408	4,529,115,382
Shares issued in reinvestment of distributions	13,379,762	13,666,350
Conversion of Class A shares to Class S shares	(2,122,301,999)	0
Shares redeemed	(4,708,109,448)	(5,080,912,982)

Net decrease	(2,085,173,277)	(538,131,250)

June 30, 2000 (Commencement of Class Operations) to January 31, 2001

Class S
Shares sold	693,980,549
Conversion of Class A shares to Class S shares	2,122,301,999
Shares issued in reinvestment of distributions	14
Shares redeemed	(680,707,856)

Net increase	2,135,574,706

	Year Ended January 31,
	2001	2000

Class Y
Shares sold	3,183,556,341	3,848,390,220
Shares issued in reinvestment of distributions	9,131,522	5,757,324
Shares redeemed	(3,195,352,084)	(3,865,127,116)

Net decrease	(2,664,221)	(10,979,572)

Net increase (decrease)	47,737,208	(549,110,822)

Combined Notes to Financial Statements (continued)

6. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the year ended January 31, 2001 to certain brokers. At January 31, 2001, the value of securities on loan and the value of collateral (including accrued interest) amounted to $189,488,676 and $192,769,354, respectively. During the year ended January 31, 2001, the Treasury Money Market Fund earned $833,640 in income from securities lending.

On January 31, 2001, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31, 2001, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
	Total	2002	2003	2005	2006	2007	2008	2009

Florida Municipal Money Market Fund	$ 4,468	$ 0	$ 0	$ 0	$ 0	$ 4,419	$ 2	$ 47
Money Market Fund	5,733,710	57,884	567,977	32,810	381,247	200,609	139,955	4,353,228

Capital losses incurred after October 31 within a Fund’s fiscal year are deemed to arise on the first business day of a Fund’s following fiscal year. As of January 31, 2001, the Money Market Fund and Pennsylvania Municipal Money Market Fund have incurred and will elect to defer post October losses of $7,180 and $360, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Daily Net Assets

Florida Municipal Money Market Fund	$ 19,362	0.01%
Money Market Fund	627,360	0.00
Municipal Money Market Fund	75,142	0.01
New Jersey Municipal Money Market Fund	9,234	0.01
Pennsylvania Municipal Money Market Fund	14,389	0.01
Treasury Money Market Fund	151,399	0.00

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $775 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended January 31, 2001, the Funds had no borrowings under this agreement.

Combined Notes to Financial Statements (continued)

10. CONCENTRATION OF RISK
The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently. Adopting these requirements will not have a material impact on the Funds’ financial statements.

Independent Auditors’ Report

The Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund, portfolios of the Evergreen Money Market Trust, as of January 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period ended January 31, 2001. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Evergreen Money Market Fund and the Evergreen Municipal Money Market Fund, the financial highlights for each of the years or periods in the three-year period ended January 31, 1999, were audited by other auditors, whose report dated March 12, 1999 expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen Money Market Trust as of January 31, 2001, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Boston, Massachusetts
March 2, 2001

Additional Information (Unaudited)

FEDERAL STATUS OF DIVIDENDS

For the fiscal year ended January 31, 2001, the following percentages represent the portion of distributions from net investment income which are exempt from federal income tax, other than alternative minimum tax:

Florida Municipal Money Market Fund	96.49%
Municipal Money Market Fund	98.74
New Jersey Municipal Money Market Fund	99.33
Pennsylvania Municipal Money Market Fund	99.81

Evergreen Funds

Money Market
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short Intermediate Municipal Fund

Short and Intermediate Term Bond Funds
Intermediate Term Bond Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Diversified Bond Fund
High Yield Bond Fund
Quality Income Fund
Select Adjustable Rate Fund
Strategic Income Fund
U.S. Government Fund

Balanced
Balanced Fund
Foundation Fund
Tax Strategic Foundation Fund

Growth & Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Value Fund

Domestic Growth
Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund
Premier 20 Fund

Sector Fund
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global & International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

540710    3/2001

93056

200 Berkeley Street
Boston, MA 02116